                                       STAGECOACH FUNDS -Registered Trademark-


          Annual Report
          TAX-FREE FUNDS



                        Arizona Tax-Free Fund

                        California Tax-Free Fund

                        California Tax-Free Income Fund

                        National Tax-Free Fund

                        Oregon Tax-Free Fund



June 30, 1999

Tax-Free Funds                                                 TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         PERFORMANCE AT A GLANCE AND
         INVESTMENT ADVISOR COMMENTARY

             Arizona Tax-Free Fund.............................3

             California Tax-Free Bond Fund.....................8

             California Tax-Free Income Fund..................13

             National Tax-Free Fund...........................18

             Oregon Tax-Free Fund.............................23

         PORTFOLIOS OF INVESTMENTS

             Arizona Tax-Free Fund............................28

             California Tax-Free Bond Fund....................31

             California Tax-Free Income Fund..................55

             National Tax-Free Fund...........................58

             Oregon Tax-Free Fund.............................66

         TAX-FREE FUNDS

             Statements of Assets and Liabilities.............70

             Statement of Operations..........................72

             Statements of Changes in Net Assets..............74

             Financial Highlights.............................78

             Notes to Financial Statements....................96

         INDEPENDENT AUDITOR'S REPORT........................109

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

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ii

LETTER TO SHAREHOLDERS                                            Tax-Free Funds
------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER:

  Thank you for investing in the Stagecoach Funds.
  We are pleased to present this annual report to you for the period ended June 30, 1999. This report provides information about your investment, including economic and market trends over the period, as well as a performance summary, portfolio review and strategic outlook for each Fund.
  Recent events in the U.S. economy may signal a turning point for domestic and international markets. Concerned that strong domestic growth and low unemployment could spark higher inflation, the Federal Reserve Board ("the Fed") raised its target for the federal funds rate 25 basis points to 5 percent in June. Fear of such a rate increase threw the Dow Jones Industrial Average (DJIA) into a spin during May. However, when the Fed raised rates and announced it would return to a neutral position in terms of the future direction of interest rates, the news was well-received on Wall Street, and the stock and bond markets responded positively.
  Overall, a period of relative calm returned to global markets due to Asia's improving economic condition. After a brief scare late last summer, U.S. financial markets shook off any threats to domestic prosperity, with the DJIA climbing 3,000 points from October 1998 through April 1999 to a record high of 11,000. Thanks to the combination of low unemployment, low inflation and strong consumer spending, the nation's "Goldilock's" economy seemed just right -- at least through most of the period.
  Although higher interest rates typically help cool the nation's strong economic growth, economies from Asia to Latin America are concerned about the prospect of a tightening U.S. monetary policy. Higher interest rates translate into higher bond yields, raising the debt service burden throughout emerging markets. So while the health of the world's economies remains questionable, signs of optimism are emerging.
  Whatever the market conditions, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate

Tax-Free Funds                                            LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

mix of investments to meet your ongoing needs. We appreciate your business and strive to deliver personalized service along with an array of investment options to help you achieve your financial goals. If you have any questions or need information, please contact us at 1-800-552-9612.
  Again, thank you for choosing the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan

Michael J. Hogan
Executive Vice President,
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus

R. Greg Feltus
Chairman and President of
Stagecoach Funds

PERFORMANCE AT A GLANCE                                    Arizona Tax-Free Fund
------------------------------------------------------------------------

ARIZONA TAX-FREE FUND

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 1999)(1)
--------------------------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                                SINCE
                                                                              INCEPTION
                                                     1-YEAR       5-YEAR      (3/2/92)
CLASS A                                                  0.66         5.44         5.76
CLASS B                                                  0.00         4.40         4.71
INSTITUTIONAL CLASS                                      0.76         5.59         5.86

INCLUDING SALES CHARGES
----------------------------------------------------------

                                                                                SINCE
                                                                              INCEPTION
                                                     1-YEAR       5-YEAR      (3/2/92)
CLASS A                                                 (3.87)        4.48         5.10
CLASS B                                                 (4.74)        4.07         4.71

BENCHMARK
----------------------------------------------------------

                                                     1-YEAR       5-YEAR
LEHMAN BROTHERS MUNICIPAL BOND INDEX                     2.76         7.00

GROWTH OF A $10,000 INVESTMENT(2)
----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH ARIZONA        STAGECOACH ARIZONA         LEHMAN BROTHERS
                 TAX-FREE FUND             TAX-FREE FUND           MUNICIPAL BOND
                CLASS A SHARES      INSTITUTIONAL CLASS SHARES        INDEX (1)
Inception                   $9,550                      $10,000              $10,000
03/92                       $9,522                       $9,971              $10,004
04/92                       $9,603                      $10,056              $10,093
05/92                       $9,717                      $10,175              $10,212
06/92                       $9,857                      $10,322              $10,384
07/92                       $9,896                      $10,362              $10,695
08/92                      $10,001                      $10,472              $10,590
09/92                      $10,110                      $10,586              $10,659
10/92                       $9,996                      $10,467              $10,555
11/92                      $10,193                      $10,673              $10,744
12/92                      $10,291                      $10,776              $10,853
01/93                      $10,456                      $10,949              $10,979
02/93                      $10,769                      $11,276              $11,377
03/93                      $10,601                      $11,100              $11,256
04/93                      $10,692                      $11,196              $11,370
05/93                      $10,737                      $11,243              $11,433
06/93                      $10,902                      $11,416              $11,624
07/93                      $10,869                      $11,381              $11,639
08/93                      $11,095                      $11,618              $11,882
09/93                      $11,253                      $11,783              $12,017
10/93                      $11,274                      $11,806              $12,040
11/93                      $11,195                      $11,722              $11,934
12/93                      $11,377                      $11,913              $12,186
01/94                      $11,507                      $12,049              $12,325
02/94                      $11,208                      $11,736              $12,005
03/94                      $10,954                      $11,470              $11,517
04/94                      $11,016                      $11,535              $11,615
05/94                      $11,089                      $11,612              $11,716
06/94                      $11,048                      $11,568              $11,644
07/94                      $11,206                      $11,734              $11,857
08/94                      $11,260                      $11,790              $11,899
09/94                      $11,148                      $11,673              $11,724
10/94                      $10,964                      $11,480              $11,515
11/94                      $10,800                      $11,309              $11,307
12/94                      $11,001                      $11,519              $11,556
01/95                      $11,247                      $11,777              $11,886
02/95                      $11,514                      $12,057              $12,231
03/95                      $11,607                      $12,154              $12,372
04/95                      $11,656                      $12,205              $12,387
05/95                      $11,904                      $12,465              $12,782
06/95                      $11,879                      $12,439              $12,670
07/95                      $11,998                      $12,563              $12,790
08/95                      $12,116                      $12,686              $12,952
09/95                      $12,159                      $12,732              $13,034
10/95                      $12,272                      $12,854              $13,224
11/95                      $12,409                      $13,000              $13,443
12/95                      $12,507                      $13,106              $13,573
01/96                      $12,602                      $13,208              $13,676
02/96                      $12,532                      $13,137              $13,583
03/96                      $12,326                      $12,924              $13,409
04/96                      $12,333                      $12,922              $13,371
05/96                      $12,284                      $12,885              $13,366
06/96                      $12,399                      $13,006              $13,512
07/96                      $12,553                      $13,171              $13,633
08/96                      $12,507                      $13,112              $13,630
09/96                      $12,610                      $13,223              $13,821
10/96                      $12,745                      $13,379              $13,977
11/96                      $12,988                      $13,637              $14,233
12/96                      $12,937                      $13,586              $14,174
01/97                      $12,978                      $13,631              $14,200
02/97                      $13,060                      $13,719              $14,331
03/97                      $12,885                      $13,538              $14,140
04/97                      $12,983                      $13,630              $14,259
05/97                      $13,159                      $13,817              $14,475
06/97                      $13,305                      $13,986              $14,629
07/97                      $13,704                      $14,395              $15,035
08/97                      $13,530                      $14,214              $14,893
09/97                      $13,702                      $14,411              $15,071
10/97                      $13,755                      $14,482              $15,167
11/97                      $13,837                      $14,571              $15,257
12/97                      $14,063                      $14,798              $15,479
01/98                      $14,179                      $14,925              $15,639
02/98                      $14,159                      $14,905              $15,643
03/98                      $14,132                      $14,883              $15,657
04/98                      $14,016                      $14,762              $15,587
05/98                      $14,262                      $15,022              $15,833
06/98                      $14,306                      $15,069              $15,895
07/98                      $14,324                      $15,088              $15,935
08/98                      $14,599                      $15,379              $16,182
09/98                      $14,791                      $15,582              $16,384
10/98                      $14,717                      $15,504              $16,384
11/98                      $14,766                      $15,556              $16,441
12/98                      $14,775                      $15,566              $16,492
01/99                      $14,963                      $15,765              $16,689
02/99                      $14,822                      $15,617              $16,615
03/99                      $14,865                      $15,663              $16,638
04/99                      $14,871                      $15,677              $16,680
05/99                      $14,726                      $15,511              $16,818
06/99                      $14,401                      $15,183              $16,576

Arizona Tax-Free Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

ARIZONA TAX-FREE FUND

  The Stagecoach Arizona Tax-Free Fund (the "Fund") seeks to provide investors with income exempt from federal income tax and Arizona personal income tax. The Fund invests in high-quality Arizona municipal obligations. The Fund has the ability to invest in municipal bonds with a wide range of maturities, allowing for greater investment flexibility within the portfolio and the potential to maximize income.
  Steve Galiani is responsible for the day-to-day management of the Fund. Mr. Galiani has 24 years of experience in the securities industry, and has managed the Fund since December 1997. His value-oriented philosophy brings a unique strategy to the Fund.

PERFORMANCE SUMMARY
  The Arizona Tax-Free Fund's Class A share price decreased from $10.79 on June 30, 1998, to $10.22 on June 30, 1999. The Fund's Class A shares distributed $0.46 per share in dividend income and $0.19 in capital gains during the period. Keep in mind that past performance is not predictive of future trends and distributions will vary based on Fund portfolio earnings.
  The Fund's distribution rate for Class A shares was 4.33%. When measured against a comparable taxable investment, the Fund's double tax-free yield is generally higher. For example, an investor would need to earn a yield of 7.63% from a taxable investment to match the Fund's 4.37% tax-free SEC yield, assuming the maximum combined federal and Arizona state personal income tax bracket.

INVESTMENT ADVISOR COMMENTARY                              Arizona Tax-Free Fund
------------------------------------------------------------------------

PORTFOLIO DATA (as of June 30, 1999)
---------------------------------------------------------

PORTFOLIO TURNOVER                                  56%
NUMBER OF HOLDINGS                                  30

FUND CHARACTERISTICS(3)
---------------------------------------------

AVERAGE CREDIT QUALITY                              AA
WEIGHTED AVERAGE COUPON                             5.53%
ESTIMATED WEIGHTED AVERAGE MATURITY                 21.25 years
ESTIMATED DURATION                                  10.52 years

                                 CLASS A      CLASS B     CLASS I
NAV                                 10.22         9.86   10.23
DISTRIBUTION RATE                   4.33%        3.81%   4.59%
SEC YIELD                           4.37%        3.85%   4.63%
TAXABLE EQUIVALENT YIELD            7.63%        6.72%   8.08%

  The Arizona Tax-Free Fund reported a cumulative total return of 0.66% for Class A shares, excluding sales charges, and a 0.76% return for Institutional Class shares for the 12-month period ended June 30, 1999. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.76% over the same period. While the Lehman Brothers Municipal Bond Index represents municipal securities across the country, the Fund invests primarily in Arizona municipal securities, which negatively affected the performance of the Fund relative to its benchmark.
  During the period, activity in the Fund was limited. The Fund added three higher-yielding bonds to the portfolio, all of which were investment-grade securities and were carefully researched prior to purchase.

CREDIT QUALITY
(as of June 30, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

A                          12%
AA                         29%
AAA                        54%
BBB or below                4%
Cash Equivalents            1%

PORTFOLIO REVIEW
  During the 12-month period, interest rates rose and municipal bond prices declined. The income from municipal bonds was sufficient to compensate for the price declines that resulted from the rise in interest rates, thus generating a modest positive return, as indicated by the Lehman Brothers Municipal Bond Index total return of 2.76%.

Arizona Tax-Free Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  Later this year, we expect interest rates to decline from current levels. To better position the Fund to benefit from such a change, we made some portfolio adjustments from last quarter that resulted in extensions of the portfolio's modified adjusted duration (from 10.10 to 10.52 years) and average maturity (from 20.24 to 21.25 years). More than one-third of the Fund's portfolio consists of discounted and/or non-callable bonds that have the potential to rally strongly when interest rates are falling.

STRATEGIC OUTLOOK
  Bonds suffered their second straight monthly loss during the second quarter of 1999 amid strong growth and the Federal Reserve Board's (the "Fed") policy stance. The loss was only the third in the past decade for June, historically the strongest time of the year for the bond market. Prospects for subdued, historically low inflation and a "Y2K"-related slowdown in the economy eliminate two of the main catalysts behind a sustained rise in interest rates. A precautionary shift by investors to safer U.S. Treasury securities could open up yield spreads between U.S. Treasury and corporate securities. Moreover, interest rates could be pushed lower by the Fed's efforts to counter any associated Y2K issues.
  Looking ahead, we continue to seek opportunities to improve the Fund's current yield. This is a slow process since quality spreads among Arizona bonds are narrow and the prospective new issue supply remains light. Overall, our goal is to add more bonds with solid current yield when we see opportunities to do so. As always, our research will focus on credit quality, relative valuation and sensitivity to interest rate movements in order to provide competitive tax-free income.
  Please remember that past performance is no guarantee of future results.

1 A portion of the performance shown for the Class A, Class B and Institutional
  Class shares of the Arizona Tax-Free Fund reflects performance of a class of shares of a predecessor fund. Complete historical information about the Fund can be found in the Fund's prospectus and Statement of Additional Information.

INVESTMENT ADVISOR COMMENTARY                              Arizona Tax-Free Fund
------------------------------------------------------------------------

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee that such reductions will continue.

  For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes maximum contingent deferred sales charge for the corresponding time period.

  The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

2 The returns for Class B shares of the Arizona Tax-Free Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

3 The formula used to calculate the SEC yield is described in the Fund's statement of additional information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios use a uniform method to obtain yield figures for their non-money market fund advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized from the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

  The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

  A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.72%. Any capital gains distribution may be taxable.

   The average credit rating is compiled from ratings by Standard & Poor's and/or Moody's Investor Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill Inc., and has been licensed. The Fund is not sponsored, endorsed, sold or promoted by these rating agencies, and these agencies make no representation regarding the advisability of investing in the Fund.

California Tax-Free Bond Fund                            PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

CALIFORNIA TAX-FREE BOND FUND

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                       1-YEAR       5-YEAR       10-YEAR
CLASS A                                                    2.38         6.60         7.22
CLASS B                                                    1.69         5.84         6.49
CLASS C                                                    1.69         5.84         6.49
INSTITUTIONAL CLASS                                        2.46         6.62         7.23

INCLUDING SALES CHARGES
----------------------------------------------------------

                                                       1-YEAR       5-YEAR       10-YEAR
CLASS A                                                   (2.23)        5.61         6.73
CLASS B                                                   (3.20)        5.52         6.49
CLASS C                                                    0.71         5.84         6.49
INSTITUTIONAL CLASS                                         N/A          N/A          N/A

BENCHMARK
----------------------------------------------------------

                                                       1-YEAR       5-YEAR       10-YEAR
LEHMAN BROTHERS MUNICIPAL BOND INDEX                       2.76         7.00         7.43

GROWTH OF A $10,000 INVESTMENT(2)
----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 STAGECOACH                STAGECOACH
                 CALIFORNIA                CALIFORNIA             LEHMAN BROTHERS
             TAX-FREE BOND FUND        TAX-FREE BOND FUND         MUNICIPAL BOND
               CLASS A SHARES      INSTITUTIONAL CLASS SHARES        INDEX (1)
06/89                      $9,550                      $10,000              $10,000
07/89                      $9,670                      $10,125              $10,136
08/89                      $9,531                       $9,980              $10,037
09/89                      $9,521                       $9,970              $10,007
10/89                      $9,653                      $10,107              $10,129
11/89                      $9,803                      $10,265              $10,306
12/89                      $9,860                      $10,325              $10,390
01/90                      $9,736                      $10,195              $10,342
02/90                      $9,890                      $10,356              $10,434
03/90                      $9,928                      $10,396              $10,437
04/90                      $9,792                      $10,254              $10,362
05/90                     $10,036                      $10,509              $10,587
06/90                     $10,134                      $10,612              $10,681
07/90                     $10,312                      $10,798              $10,838
08/90                     $10,014                      $10,486              $10,680
09/90                     $10,004                      $10,476              $10,687
10/90                     $10,175                      $10,654              $10,880
11/90                     $10,417                      $10,908              $11,099
12/90                     $10,499                      $10,993              $11,148
01/91                     $10,673                      $11,175              $11,297
02/91                     $10,734                      $11,240              $11,396
03/91                     $10,755                      $11,262              $11,400
04/91                     $10,921                      $11,436              $11,552
05/91                     $11,047                      $11,567              $11,655
06/91                     $11,012                      $11,531              $11,643
07/91                     $11,168                      $11,694              $11,785
08/91                     $11,303                      $11,835              $11,940
09/91                     $11,460                      $12,000              $12,096
10/91                     $11,553                      $12,097              $12,205
11/91                     $11,549                      $12,093              $12,239
12/91                     $11,719                      $12,271              $12,502
01/92                     $11,704                      $12,256              $12,531
02/92                     $11,777                      $12,332              $12,534
03/92                     $11,818                      $12,375              $12,539
04/92                     $11,925                      $12,487              $12,651
05/92                     $12,055                      $12,623              $12,800
06/92                     $12,275                      $12,854              $13,015
07/92                     $12,677                      $13,274              $13,406
08/92                     $12,503                      $13,092              $13,274
09/92                     $12,567                      $13,160              $13,361
10/92                     $12,323                      $12,904              $13,230
11/92                     $12,630                      $13,225              $13,467
12/92                     $12,775                      $13,377              $13,604
01/93                     $12,923                      $13,532              $13,762
02/93                     $13,401                      $14,032              $14,260
03/93                     $13,298                      $13,924              $14,109
04/93                     $13,452                      $14,086              $14,251
05/93                     $13,547                      $14,186              $14,331
06/93                     $13,802                      $14,453              $14,570
07/93                     $13,794                      $14,444              $14,589
08/93                     $14,136                      $14,802              $14,893
09/93                     $14,334                      $15,010              $15,063
10/93                     $14,362                      $15,039              $15,091
11/93                     $14,219                      $14,889              $14,958
12/93                     $14,434                      $15,114              $15,274
01/94                     $14,614                      $15,302              $15,448
02/94                     $14,327                      $15,002              $15,048
03/94                     $13,848                      $14,500              $14,436
04/94                     $13,826                      $14,478              $14,558
05/94                     $13,971                      $14,629              $14,685
06/94                     $13,936                      $14,593              $14,595
07/94                     $14,173                      $14,841              $14,862
08/94                     $14,229                      $14,900              $14,914
09/94                     $14,063                      $14,726              $14,695
10/94                     $13,857                      $14,510              $14,434
11/94                     $13,610                      $14,251              $14,172
12/94                     $13,809                      $14,460              $14,484
01/95                     $14,193                      $14,861              $14,898
02/95                     $14,537                      $15,222              $15,331
03/95                     $14,664                      $15,355              $15,508
04/95                     $14,668                      $15,359              $15,526
05/95                     $15,112                      $15,824              $16,021
06/95                     $14,906                      $15,608              $15,881
07/95                     $14,997                      $15,704              $16,032
08/95                     $15,192                      $15,907              $16,235
09/95                     $15,317                      $16,039              $16,338
10/95                     $15,595                      $16,330              $16,576
11/95                     $15,889                      $16,637              $16,851
12/95                     $16,073                      $16,831              $17,012
01/96                     $16,156                      $16,917              $17,142
02/96                     $16,011                      $16,766              $17,025
03/96                     $15,765                      $16,508              $16,807
04/96                     $15,696                      $16,436              $16,760
05/96                     $15,709                      $16,449              $16,753
06/96                     $15,892                      $16,641              $16,936
07/96                     $16,067                      $16,824              $17,088
08/96                     $16,079                      $16,837              $17,085
09/96                     $16,326                      $17,095              $17,324
10/96                     $16,503                      $17,280              $17,520
11/96                     $16,822                      $17,615              $17,841
12/96                     $16,722                      $17,510              $17,766
01/97                     $16,751                      $17,540              $17,799
02/97                     $16,913                      $17,710              $17,963
03/97                     $16,675                      $17,461              $17,724
04/97                     $16,825                      $17,618              $17,873
05/97                     $17,078                      $17,882              $18,143
06/97                     $17,226                      $18,038              $18,337
07/97                     $17,788                      $18,627              $18,845
08/97                     $17,583                      $18,412              $18,668
09/97                     $17,782                      $18,620              $18,890
10/97                     $17,892                      $18,735              $19,011
11/97                     $17,974                      $18,821              $19,123
12/97                     $18,221                      $19,081              $19,402
01/98                     $18,457                      $19,329              $19,602
02/98                     $18,458                      $19,314              $19,608
03/98                     $18,453                      $19,322              $19,626
04/98                     $18,369                      $19,235              $19,537
05/98                     $18,665                      $19,546              $19,846
06/98                     $18,736                      $19,621              $19,923
07/98                     $18,766                      $19,653              $19,973
08/98                     $19,085                      $19,988              $20,283
09/98                     $19,383                      $20,302              $20,536
10/98                     $19,375                      $20,294              $20,536
11/98                     $19,444                      $20,366              $20,608
12/98                     $19,463                      $20,388              $20,672
01/99                     $19,697                      $20,634              $20,918
02/99                     $19,605                      $20,538              $20,826
03/99                     $19,667                      $20,605              $20,855
04/99                     $19,681                      $20,624              $20,907
05/99                     $19,509                      $20,445              $21,081
06/99                     $19,181                      $20,104              $20,777

INVESTMENT ADVISOR COMMENTARY                      California Tax-Free Bond Fund
------------------------------------------------------------------------

CALIFORNIA TAX-FREE BOND FUND

  The Stagecoach California Tax-Free Bond Fund (the "Fund") seeks to provide investors with a high level of income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities. The Fund is managed with a total return strategy that balances reasonable risk with competitive income and capital preservation.
  Steve Galiani is responsible for the day-to-day management of the Fund. Mr. Galiani has 24 years of experience in the securities industry. His value-oriented philosophy brings a unique strategy to the Fund.

PERFORMANCE SUMMARY
  The California Tax-Free Bond Fund's Class A share net asset value decreased from $11.38 on June 30, 1998, to $11.00 on June 30, 1999. The Fund's Class A shares distributed $0.51 per share in dividend income and $0.15 in capital gains during the period. Keep in mind that past performance is not predictive of future trends and distributions will vary based on Fund portfolio earnings.
  The Fund's distribution rate for Class A shares was 4.40%. When measured against a comparable taxable investment, the Fund's double tax-free yield was generally higher. For example, an investor would need to earn a yield of 7.34% from a taxable investment to match the Fund's 4.02% tax-free SEC yield, assuming the maximum combined federal and California state personal income tax bracket.

California Tax-Free Bond Fund                      INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PORTFOLIO DATA (as of June 30, 1999)
---------------------------------------------------------

PORTFOLIO TURNOVER                                  17%
NUMBER OF HOLDINGS                                  374

FUND CHARACTERISTICS(3)
---------------------------------------------

AVERAGE CREDIT QUALITY                              AA+
WEIGHTED AVERAGE COUPON                             5.24%
ESTIMATED WEIGHTED AVERAGE MATURITY                 15.15 years
ESTIMATED DURATION                                  8.87 years

                        CLASS A     CLASS B     CLASS C    CLASS I
NAV                     11.00       11.22      11.22      11.03
DISTRIBUTION RATE       4.40%       3.90%      3.88%      4.66%
SEC YIELD               4.02%       3.51%      3.49%      4.27%
TAXABLE EQUIVALENT
YIELD                   7.34%       6.41%      6.37%      7.79%

  The California Tax-Free Bond Fund reported a cumulative total return of 2.38% for Class A shares, excluding sales charge, and a 2.46% return for Institutional Class shares for the 12-month period ended June 30, 1999. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.76% during the same period. Although the Fund underperformed its benchmark, performance was positively influenced by the strength of the California economy.

CREDIT QUALITY
(as of June 30, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                        77%
AA                          8%
A                          10%
BBB or below                4%
Cash Equivalents            1%

PORTFOLIO REVIEW
  At the end of the period on June 30, 1999, the Fund had 77% of its portfolio allocated to AAA-rated bonds. With a focus late in the period on increasing the Fund's current return, five higher-yielding bonds were added to the portfolio. All were carefully researched prior to purchase, and were either investment-grade rated securities, or non-rated bonds of comparable quality.
  During the 12-month period, interest rates rose and municipal bond prices declined. The income from municipal bonds was sufficient to compensate for the price declines that resulted from the rise in rates, thus generating a modest positive return during the second

INVESTMENT ADVISOR COMMENTARY                      California Tax-Free Bond Fund
------------------------------------------------------------------------

quarter of 1999 for municipal bonds in general, as indicated by the Lehman Brothers Municipal Bond Index total return of 2.76%.

STRATEGIC OUTLOOK
  During the period, bonds suffered their second straight monthly loss in June 1999 amid strong growth and the Federal Reserve Board's (the "Fed") policy stance. The loss was only the third in the past decade for June, historically the strongest time of the year for the bond market. Prospects for subdued, historically low inflation and a "Y2K"-related slowdown in the economy eliminate two of the main catalysts behind a sustained rise in interest rates. A precautionary shift by investors to safer Treasury securities could open up yield spreads between Treasury and corporate securities. Moreover, interest rates could be pushed lower by the Fed's efforts to counter any associated Y2K issues.
  Later this year, we expect interest rates may decline from current levels. To better position the Fund to benefit from such a change, we made a number of portfolio adjustments from earlier in the period that resulted in extensions of the porfolio's modified adjusted duration (from 8.36 years to 8.87 years) and average maturity (from 14.78 years to 15.15 years). In implementing these portfolio adjustments, we took advantage of the recent decline in municipal bond prices by executing a number of bond swaps that realized capital losses, thus reducing the Fund's potential capital gain payout for the year.
  Going forward, a primary focus will continue to be the improvement of the Fund's current yield. We also will look for situations that allow the Fund to take advantage of relative value discrepancies in the marketplace.
  Please remember that past performance is no guarantee of future results.

1 A portion of the performance shown for the Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Bond Fund reflects performance of a class of shares of a predecessor fund. Complete historical information about the Fund can be found in the Fund's prospectus and Statement of Additional Information.

California Tax-Free Bond Fund                      INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee that such reductions will continue.

  For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes maximum contingent deferred sales charge for the corresponding period.

  The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The index does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

2 The returns for Class B and Class C shares of the California Tax-Free Bond
  Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach California Tax-Free Bond Fund Class A and Institutional Class shares for the past 10 years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

3 The formula used to calculate the SEC yield is described in the Fund's statement of additional information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios use a uniform method to obtain yield figures for their non-money market fund advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized from the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

  The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

  A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distribution may be taxable.

  The average credit rating is compiled from ratings by Standard & Poor's and/or Moody's Investor Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill Inc., and has been licensed. The Fund is not sponsored, endorsed, sold or promoted by these rating agencies, and these agencies make no representation regarding the advisability of investing in the Fund.

PERFORMANCE AT A GLANCE                          California Tax-Free Income Fund
------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                                SINCE
                                                                              INCEPTION
                                                    1-YEAR       5-YEAR      (11/18/92)
CLASS A                                                 2.84         4.58          4.44
INSTITUTIONAL CLASS                                     2.96         4.61          4.46

INCLUDING SALES CHARGES
----------------------------------------------------------

                                                                                SINCE
                                                                              INCEPTION
                                                    1-YEAR       5-YEAR      (11/18/92)
CLASS A                                                (0.22)        3.95          3.96
INSTITUTIONAL CLASS                                      N/A          N/A           N/A

BENCHMARK
----------------------------------------------------------

                                                    1-YEAR       5-YEAR
LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX             3.65         5.10

GROWTH OF A $10,000 INVESTMENT(2)
----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    STAGECOACH                 STAGECOACH
                    CALIFORNIA                 CALIFORNIA             LEHMAN BROTHERS
               TAX-FREE INCOME FUND       TAX-FREE INCOME FUND       3-YEAR MUNICIPAL
                  CLASS A SHARES       INSTITUTIONAL CLASS SHARES     BOND INDEX (1)
Inception                      $9,700                      $10,000
11/92                          $9,708                      $10,008              $10,000
12/92                          $9,782                      $10,084              $10,070
01/93                          $9,871                      $10,176              $10,130
02/93                         $10,077                      $10,389              $10,206
03/93                          $9,994                      $10,303              $10,367
04/93                         $10,047                      $10,358              $10,336
05/93                         $10,062                      $10,373              $10,395
06/93                         $10,153                      $10,467              $10,424
07/93                         $10,128                      $10,441              $10,490
08/93                         $10,270                      $10,587              $10,496
09/93                         $10,351                      $10,671              $10,593
10/93                         $10,373                      $10,693              $10,640
11/93                         $10,343                      $10,663              $10,662
12/93                         $10,477                      $10,801              $10,648
01/94                         $10,551                      $10,877              $10,760
02/94                         $10,400                      $10,722              $10,847
03/94                         $10,283                      $10,601              $10,746
04/94                         $10,317                      $10,636              $10,616
05/94                         $10,353                      $10,674              $10,679
06/94                         $10,337                      $10,657              $10,729
07/94                         $10,435                      $10,758              $10,732
08/94                         $10,451                      $10,774              $10,821
09/94                         $10,414                      $10,736              $10,860
10/94                         $10,377                      $10,698              $10,833
11/94                         $10,308                      $10,626              $10,807
12/94                         $10,361                      $10,681              $10,788
01/95                         $10,478                      $10,802              $10,834
02/95                         $10,624                      $10,953              $10,924
03/95                         $10,714                      $11,045              $11,039
04/95                         $10,734                      $11,066              $11,138
05/95                         $10,886                      $11,223              $11,176
06/95                         $10,889                      $11,226              $11,347
07/95                         $10,984                      $11,324              $11,374
08/95                         $11,062                      $11,404              $11,494
09/95                         $11,107                      $11,451              $11,584
10/95                         $11,173                      $11,518              $11,617
11/95                         $11,251                      $11,599              $11,673
12/95                         $11,308                      $11,658              $11,747
01/96                         $11,399                      $11,752              $11,796
02/96                         $11,389                      $11,741              $11,888
03/96                         $11,315                      $11,665              $11,890
04/96                         $11,318                      $11,668              $11,861
05/96                         $11,315                      $11,665              $11,876
06/96                         $11,371                      $11,723              $11,886
07/96                         $11,452                      $11,806              $11,957
08/96                         $11,460                      $11,815              $12,023
09/96                         $11,535                      $11,893              $12,042
10/96                         $11,625                      $11,975              $12,115
11/96                         $11,752                      $12,121              $12,200
12/96                         $11,743                      $12,111              $12,314
01/97                         $11,795                      $12,154              $12,321
02/97                         $11,852                      $12,213              $12,375
03/97                         $11,763                      $12,131              $12,435
04/97                         $11,811                      $12,170              $12,371
05/97                         $11,920                      $12,296              $12,424
06/97                         $11,990                      $12,369              $12,526
07/97                         $12,156                      $12,531              $12,600
08/97                         $12,127                      $12,500              $12,750
09/97                         $12,199                      $12,575              $12,724
10/97                         $12,240                      $12,619              $12,815
11/97                         $12,264                      $12,644              $12,872
12/97                         $12,345                      $12,728              $12,910
01/98                         $12,456                      $12,846              $12,997
02/98                         $12,468                      $12,858              $13,083
03/98                         $12,459                      $12,848              $13,111
04/98                         $12,426                      $12,813              $13,132
05/98                         $12,537                      $12,929              $13,113
06/98                         $12,575                      $12,969              $13,235
07/98                         $12,629                      $13,025              $13,280
08/98                         $12,799                      $13,204              $13,328
09/98                         $12,947                      $13,346              $13,457
10/98                         $12,964                      $13,377              $13,543
11/98                         $13,002                      $13,416              $13,608
12/98                         $13,018                      $13,431              $13,641
01/99                         $13,147                      $13,565              $13,674
02/99                         $13,109                      $13,526              $13,798
03/99                         $13,138                      $13,569              $13,813
04/99                         $13,143                      $13,561              $13,826
05/99                         $13,094                      $13,509              $13,869
06/99                         $12,931                      $13,352              $13,849

California Tax-Free Income Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

  The Stagecoach California Tax-Free Income Fund (the "Fund") seeks to provide investors with a high level of income exempt from federal income tax and California personal income tax, while preserving capital. The Fund invests in short and intermediate-term California municipal securities. This policy enables the Fund to take advantage of short-term interest rate fluctuations, as we seek to provide a consistent level of tax-free income while limiting the price volatility usually found in a fund with a longer duration.
  Laura Milner manages the day-to-day management of the California Tax-Free Income Fund. Ms. Milner has 18 years of experience in the securities industry with an expertise in short and long-term municipal securities. She is a member of the California Chapter of the National Federation of Municipal Analysts.

PERFORMANCE SUMMARY
  The California Tax-Free Income Fund's Class A share net asset value decreased from $10.44 on June 30, 1998, to $10.23 on June 30, 1999. The Fund's Class A shares distributed $0.39 per share in dividend income and $0.12 in capital gains during the period. Keep in mind that past performance is not predictive of future trends, and distributions will vary based on Fund portfolio earnings and market fluctuations.
  The Fund's distribution rate for Class A shares was 3.61%. When measured against a comparable taxable investment, the Fund's double tax-free yield is generally higher. For example, an investor would need to earn a yield of 6.46% from a taxable investment to match the Fund's 3.54% tax-free SEC yield, assuming the maximum combined federal and California state personal income tax bracket.

INVESTMENT ADVISOR COMMENTARY                    California Tax-Free Income Fund
------------------------------------------------------------------------

PORTFOLIO DATA (as of June 30, 1999)
---------------------------------------------------------

PORTFOLIO TURNOVER                                  68%
NUMBER OF HOLDINGS                                  34

FUND CHARACTERISTICS(3)
---------------------------------------------

AVERAGE CREDIT QUALITY                              AA
WEIGHTED AVERAGE COUPON                             5.82%
ESTIMATED WEIGHTED AVERAGE MATURITY                 5.31 years
ESTIMATED DURATION                                  3.94 years

                                       CLASS A    CLASS I
NAV                                   10.23      10.07
DISTRIBUTION RATE                     3.61%      3.78%
SEC YIELD                             3.54%      3.70%
TAXABLE EQUIVALENT YIELD              6.46%      6.75%

  The California Tax-Free Income Fund reported a cumulative total return of 2.84% for Class A shares, excluding sales charges, and a 2.96% return for Institutional Class shares for the 12-month period ended June 30, 1999. The Fund underperformed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index, which returned 3.65% over the same period. The Fund's performance can be attributed to the Fund's duration, which was positioned longer than its benchmark for most of the period. The majority of the Fund's holdings mature between 3 and 10 years--the section of the yield curve that experienced the largest rise in yields during the period.

CREDIT QUALITY
(as of June 30, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                        49%
AA                         18%
A                          24%
Cash Equivalents            7%
SP1                         2%

PORTFOLIO REVIEW
  Early in the period, the percentage of AAA-rated bonds in the portfolio was slightly decreased. As of June 30, 1999, 49% of the portfolio was held in AAA-rated bonds, compared to 50% on June 30, 1998. When the economy started to slow due to global economic concerns, spreads remained narrow. However, with the global crisis behind us and the U.S. economy continuing to show signs of strength, the Fund's duration was shortened from 4.42 years earlier in the period to 3.94 years. The Federal Reserve Board (the "Fed") raised interest

California Tax-Free Income Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

rates slightly at the end of the period, and then announced a return to a neutral bias in terms of interest rate movement.
  In response to these factors, we searched for bonds that would enhance yield and performance. Most of the Fund's top 10 holdings are bonds that we felt were either unusually attractive on a valuation basis, very high yielding, or a combination of the two.

STRATEGIC OUTLOOK
  Municipal bond yields rose significantly during the first half of 1999--more than 60 basis points on bonds maturing between three years and 10 years. Interest rates rose during the period as continued U.S. economic strength, and foreign economic recovery made further interest rates cuts by the Fed unlikely.
  The California economy remains robust, and the Fund continues to look for opportunities to buy A-rated paper due to our confidence in the local economy. The average rating of the Fund's current holdings is AA. If the domestic economy continues to strengthen, there is a risk of further interest rate increase, in which case the Fund will maintain a more neutral duration position.

1 Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance and expenses of the Fund's Class A shares.

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee that such reductions will continue.

  For Class A shares, the maximum front-end sales charge is 3.00%.

  The Lehman Brothers 3-year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

INVESTMENT ADVISOR COMMENTARY                    California Tax-Free Income Fund
------------------------------------------------------------------------

2 The accompanying chart compares the performance of the Stagecoach California
  Tax-Free Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Class I shares and reflects all operating expenses and assumes, for Class A shares, the maximum initial sales charge of 3.00%. The Fund is a professionally managed mutual fund.
3 The formula used to calculate the SEC yield is described in the Fund's
  Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios use a uniform method to obtain yield figures for their non-money market funds advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized from the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

  The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

  A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distribution may be taxable.

   The average credit rating is compiled from ratings by Standard & Poor's and/or Moody's Investor Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill Inc., and has been licensed. The Fund is not sponsored, endorsed, sold or promoted by these rating agencies, and these agencies make no representation regarding the advisability of investing in the Fund.

National Tax-Free Fund                                   PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                                 SINCE
                                                                               INCEPTION
                                                     1-YEAR       5-YEAR       (1/15/93)
CLASS A                                                  1.03         5.68          5.18
CLASS B                                                  0.35         4.60          4.16
CLASS C                                                  0.35         4.57          4.14
INSTITUTIONAL CLASS                                      1.02         5.69          5.19

INCLUDING SALES CHARGES
----------------------------------------------------------

                                                                                 SINCE
                                                                               INCEPTION
                                                     1-YEAR       5-YEAR       (1/15/93)
CLASS A                                                 (3.50)        4.71          4.42
CLASS B                                                 (4.53)        4.26          4.16
CLASS C                                                 (0.62)        4.57          4.14
INSTITUTIONAL CLASS                                       N/A          N/A           N/A

BENCHMARK
----------------------------------------------------------

                                                     1-YEAR       5-YEAR
LEHMAN BROTHERS MUNICIPAL BOND INDEX                     2.76         7.00

GROWTH OF A $10,000 INVESTMENT(2)
----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                STAGECOACH             STAGECOACH
                 NATIONAL               NATIONAL              LEHMAN BROTHERS
              TAX-FREE FUND           TAX-FREE FUND           MUNICIPAL BOND
              CLASS A SHARES   INSTITUTIONAL CLASS SHARES        INDEX (1)
Inception              $9,550                      $10,000              $10,000
02/93                  $9,807                      $10,269              $10,362
03/93                  $9,646                      $10,101              $10,252
04/93                  $9,734                      $10,193              $10,356
05/93                  $9,753                      $10,212              $10,414
06/93                  $9,922                      $10,389              $10,588
07/93                  $9,887                      $10,353              $10,601
08/93                 $10,089                      $10,564              $10,822
09/93                 $10,235                      $10,717              $10,945
10/93                 $10,224                      $10,705              $10,966
11/93                 $10,168                      $10,647              $10,870
12/93                 $10,342                      $10,829              $11,099
01/94                 $10,464                      $10,957              $11,225
02/94                 $10,195                      $10,675              $10,935
03/94                  $9,909                      $10,376              $10,490
04/94                  $9,967                      $10,436              $10,579
05/94                 $10,050                      $10,524              $10,671
06/94                 $10,017                      $10,489              $10,606
07/94                 $10,151                      $10,629              $10,800
08/94                 $10,182                      $10,662              $10,838
09/94                 $10,039                      $10,512              $10,678
10/94                  $9,884                      $10,350              $10,488
11/94                  $9,711                      $10,168              $10,298
12/94                  $9,894                      $10,360              $10,525
01/95                 $10,107                      $10,583              $10,826
02/95                 $10,362                      $10,850              $11,141
03/95                 $10,463                      $10,956              $11,269
04/95                 $10,487                      $10,981              $11,282
05/95                 $10,751                      $11,257              $11,642
06/95                 $10,726                      $11,231              $11,540
07/95                 $10,835                      $11,346              $11,649
08/95                 $10,940                      $11,456              $11,797
09/95                 $10,980                      $11,498              $11,872
10/95                 $11,107                      $11,645              $12,045
11/95                 $11,243                      $11,817              $12,244
12/95                 $11,331                      $11,933              $12,362
01/96                 $11,434                      $12,057              $12,456
02/96                 $11,367                      $12,009              $12,371
03/96                 $11,201                      $11,866              $12,213
04/96                 $11,179                      $11,866              $12,179
05/96                 $11,152                      $11,853              $12,174
06/96                 $11,219                      $11,964              $12,307
07/96                 $11,361                      $12,140              $12,417
08/96                 $11,324                      $12,125              $12,415
09/96                 $11,434                      $12,253              $12,589
10/96                 $11,554                      $12,412              $12,731
11/96                 $11,775                      $12,669              $12,964
12/96                 $11,702                      $12,615              $12,909
01/97                 $11,730                      $12,681              $12,934
02/97                 $11,842                      $12,825              $13,053
03/97                 $11,658                      $12,642              $12,879
04/97                 $11,746                      $12,765              $12,988
05/97                 $11,922                      $12,977              $13,184
06/97                 $12,062                      $13,163              $13,325
07/97                 $12,406                      $13,557              $13,694
08/97                 $12,253                      $13,425              $13,565
09/97                 $12,416                      $13,620              $13,727
10/97                 $12,468                      $13,704              $13,814
11/97                 $12,527                      $13,794              $13,896
12/97                 $12,751                      $14,081              $14,099
01/98                 $12,875                      $14,255              $14,244
02/98                 $12,865                      $14,271              $14,248
03/98                 $12,875                      $14,309              $14,261
04/98                 $12,836                      $14,286              $14,197
05/98                 $13,017                      $14,517              $14,421
06/98                 $13,067                      $14,611              $14,477
07/98                 $13,098                      $14,668              $14,514
08/98                 $13,286                      $14,907              $14,739
09/98                 $13,420                      $15,096              $14,923
10/98                 $13,375                      $15,068              $14,923
11/98                 $13,441                      $15,172              $14,975
12/98                 $13,487                      $15,254              $15,021
01/99                 $13,633                      $15,460              $15,200
02/99                 $13,556                      $15,392              $15,133
03/99                 $13,585                      $15,457              $15,155
04/99                 $13,591                      $15,507              $15,192
05/99                 $13,481                      $15,402              $15,319
06/99                 $13,202                      $15,115              $15,098

INVESTMENT ADVISOR COMMENTARY                             National Tax-Free Fund
------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

  The Stagecoach National Tax-Free Fund (the "Fund") seeks to provide investors with income exempt from federal income tax. The Fund invests in a broad range of municipal obligations. Investment quality, maturity, sensitivity to interest rate movements and duration are carefully reviewed in order to provide competitive tax-free income.
  Steve Galiani manages the National Tax-Free Fund, and has 24 years of experience in the securities industry, and has managed the Fund since December 1997. He has been managing mutual fund portfolios since 1981. Mr. Galiani's value-oriented philosophy brings a unique strategy to the Fund.

PERFORMANCE SUMMARY
  The National Tax-Free Fund's Class A share net asset value decreased from $15.97 on June 30, 1998, to $15.39 on June 30, 1999. The Fund's Class A shares distributed $0.76 per share in dividend income and no capital gains during the period. Keep in mind that past performance is not predictive of future trends, and distributions will vary based on the Fund's portfolio earnings.
  The Fund's distribution rate for Class A shares was 4.80%. When measured against a comparable taxable investment, the Fund's double tax-free yield was generally higher. For example, an investor would need to earn a yield of 7.73% from a taxable investment to match the Fund's 4.67% tax-free SEC yield, assuming the maximum combined federal and California state personal income tax bracket.

National Tax-Free Fund                             INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PORTFOLIO DATA (as of June 30, 1999)
---------------------------------------------------------

PORTFOLIO TURNOVER                                  90%
NUMBER OF HOLDINGS                                  66

FUND CHARACTERISTICS(3)
---------------------------------------------

AVERAGE CREDIT QUALITY                              AA-
WEIGHTED AVERAGE COUPON                             4.79%
ESTIMATED WEIGHTED AVERAGE MATURITY                 22.44 years
ESTIMATED DURATION                                  10.95 years

                        CLASS A    CLASS B    CLASS C    CLASS I
NAV                    15.39      10.15      10.15      15.38
DISTRIBUTION RATE      4.80%      4.42%      4.42%      5.08%
SEC YIELD              4.67%      4.28%      4.29%      4.95%
TAXABLE EQUIVALENT
YIELD                  7.73%      7.09%      7.10%      8.20%

  The National Tax-Free Fund reported a return of 1.03% for Class A shares, excluding sales charges, and a 1.02% return for Institutional Class shares for the 12-month period ended June 30, 1999. The Fund generated positive returns, but underperformed its benchmark, the Lehman Brothers Municipal Bond Index return of 2.76%.
  The Fund's underperformance was a result of the longer adjusted duration and average maturity of the Fund's portfolio, which caused the Fund to suffer a greater price decline than that of the Index.

CREDIT QUALITY
(as of June 30, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                        49%
AA                          8%
A                           6%
BBB or below               36%
Cash Equivalents            1%

PORTFOLIO REVIEW
  The Fund offers high credit quality, with 57% of the portfolio invested in bonds rated AA or better. Late in the period, activity in the Fund was limited. With a primary focus on seeking opportunities to increase the Fund's current return, four higher-yielding bonds were added to the portfolio, all of which were carefully and thoroughly researched prior to purchase, and were either lower investment grade rated securities or non-rated bonds of comparable quality.
  During the 12-month period, interest rates rose about 30 basis points on municipal bonds with maturities

INVESTMENT ADVISOR COMMENTARY                             National Tax-Free Fund
------------------------------------------------------------------------

beyond 10 years. The income from municipal bonds was sufficient to compensate for the price declines that resulted from the rise in rates, thus generating a small positive return.

STRATEGIC OUTLOOK
  During the period, bonds suffered their second straight monthly loss in June 1999 amid strong growth and the Federal Reserve Board's (the "Fed") policy stance. The loss was only the third in the past decade for June, historically the strongest time of the year for the bond market. Prospects for subdued, historically low inflation and a "Y2K"-related slowdown in the economy eliminate two of the main catalysts behind a sustained rise in interest rates. A precautionary shift by investors to safer U.S. Treasury securities could open up yield spreads between them and corporate securities. Moreover, interest rates could be pushed lower by the Fed's efforts to counter any associated Y2K issues.
  Later this year we expect interest rates may decline from current levels. To better position the Fund to benefit from such a change, we made a number of portfolio adjustments from last quarter that resulted in extensions of the portfolio's modified adjusted duration (from 10.11 years to 10.95 years) and average maturity (from 21.81 years to 22.44 years). At June 30, 1999, more than one-third of the portfolio consisted of discounted and/or non-callable bonds that have the potential to rally strongly when interest rates are falling.
  Going forward, we will continue to seek opportunities to improve the Fund's current yield. We will also look for situations that allow the Fund to take advantage of relative value discrepancies in the marketplace. In either case, we will seek to maintain the Fund's tax efficiency by avoiding the realization of capital gains.
  Please remember that past performance is no guarantee of future results.

1 A portion of the performance for the Class A, Class B, Class C and
  Institutional Class shares of the National Tax-Free Fund reflects performance of a class of shares of a predecessor fund. Complete historical information about the Fund can be found in the Fund's prospectus and Statement of Additional Information.

National Tax-Free Fund                             INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee that such reductions will continue.

  For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance with sales charge assumes maximum contingent deferred sales charge for the corresponding period.

  The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The index does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

2 The returns for Class B and Class C shares of the National Tax-Free Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach National Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Class I shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

3 The formula used to calculate the SEC yield is described in the Fund's
  Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios use a uniform method to obtain yield figures for their non-money market fund advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized from the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

  A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distribution may be taxable.

  The average credit rating is compiled from ratings by Standard & Poor's and/or Moody's Investor Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill Inc., and has been licensed. The Fund is not sponsored, endorsed, sold or promoted by these rating agencies, and these agencies make no representation regarding the advisability of investing in the Fund.

PERFORMANCE AT A GLANCE                                     Oregon Tax-Free Fund
------------------------------------------------------------------------

OREGON TAX-FREE FUND

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                       1-YEAR       5-YEAR       10-YEAR
CLASS A                                                    1.57         5.89         6.29
CLASS B                                                    0.63         4.99         5.48
INSTITUTIONAL CLASS                                        1.62         5.98         6.34

INCLUDING SALES CHARGES
----------------------------------------------------------

                                                       1-YEAR       5-YEAR       10-YEAR
CLASS A                                                   (2.98)        4.92         5.80
CLASS B                                                   (4.28)        4.66         5.48
INSTITUTIONAL CLASS                                         N/A          N/A          N/A

BENCHMARK
----------------------------------------------------------

                                                       1-YEAR       5-YEAR       10-YEAR
LEHMAN BROTHERS MUNICIPAL BOND INDEX                       2.76         7.00         7.43

GROWTH OF A $10,000 INVESTMENT(2)
----------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH             STAGECOACH
                OREGON                 OREGON               LEHMAN BROTHERS
            TAX-FREE FUND           TAX-FREE FUND           MUNICIPAL BOND
            CLASS A SHARES   INSTITUTIONAL CLASS SHARES        INDEX (1)
06/89                $9,550                      $10,000              $10,000
07/89                $9,635                      $10,089              $10,136
08/89                $9,602                      $10,054              $10,037
09/89                $9,539                       $9,989              $10,007
10/89                $9,667                      $10,123              $10,129
11/89                $9,821                      $10,284              $10,306
12/89                $9,832                      $10,295              $10,390
01/90                $9,754                      $10,213              $10,342
02/90                $9,864                      $10,329              $10,434
03/90                $9,827                      $10,290              $10,437
04/90                $9,747                      $10,207              $10,362
05/90                $9,945                      $10,414              $10,587
06/90               $10,042                      $10,515              $10,681
07/90               $10,198                      $10,679              $10,838
08/90               $10,018                      $10,490              $10,680
09/90               $10,061                      $10,535              $10,687
10/90               $10,187                      $10,667              $10,880
11/90               $10,355                      $10,843              $11,099
12/90               $10,424                      $10,915              $11,148
01/91               $10,544                      $11,041              $11,297
02/91               $10,656                      $11,158              $11,396
03/91               $10,694                      $11,198              $11,400
04/91               $10,795                      $11,303              $11,552
05/91               $10,898                      $11,412              $11,655
06/91               $10,872                      $11,384              $11,643
07/91               $11,037                      $11,557              $11,785
08/91               $11,148                      $11,673              $11,940
09/91               $11,260                      $11,790              $12,096
10/91               $11,341                      $11,876              $12,205
11/91               $11,311                      $11,844              $12,239
12/91               $11,526                      $12,069              $12,502
01/92               $11,539                      $12,082              $12,531
02/92               $11,577                      $12,122              $12,534
03/92               $11,586                      $12,132              $12,539
04/92               $11,686                      $12,236              $12,651
05/92               $11,819                      $12,376              $12,800
06/92               $11,998                      $12,563              $13,015
07/92               $12,386                      $12,970              $13,406
08/92               $12,223                      $12,799              $13,274
09/92               $12,246                      $12,823              $13,361
10/92               $12,060                      $12,629              $13,230
11/92               $12,323                      $12,904              $13,467
12/92               $12,451                      $13,038              $13,604
01/93               $12,553                      $13,145              $13,762
02/93               $12,951                      $13,561              $14,260
03/93               $12,801                      $13,404              $14,109
04/93               $12,942                      $13,551              $14,251
05/93               $13,043                      $13,658              $14,331
06/93               $13,272                      $13,897              $14,570
07/93               $13,291                      $13,917              $14,589
08/93               $13,603                      $14,244              $14,893
09/93               $13,785                      $14,435              $15,063
10/93               $13,782                      $14,431              $15,091
11/93               $13,742                      $14,389              $14,958
12/93               $13,993                      $14,652              $15,274
01/94               $14,149                      $14,816              $15,448
02/94               $13,823                      $14,475              $15,048
03/94               $13,250                      $13,874              $14,436
04/94               $13,186                      $13,807              $14,558
05/94               $13,347                      $13,976              $14,685
06/94               $13,208                      $13,831              $14,595
07/94               $13,453                      $14,087              $14,862
08/94               $13,500                      $14,136              $14,914
09/94               $13,259                      $13,884              $14,695
10/94               $12,943                      $13,552              $14,434
11/94               $12,680                      $13,278              $14,172
12/94               $13,085                      $13,702              $14,484
01/95               $13,515                      $14,152              $14,898
02/95               $13,894                      $14,548              $15,331
03/95               $13,988                      $14,647              $15,508
04/95               $13,995                      $14,654              $15,526
05/95               $14,404                      $15,083              $16,021
06/95               $14,259                      $14,930              $15,881
07/95               $14,348                      $15,024              $16,032
08/95               $14,476                      $15,158              $16,235
09/95               $14,579                      $15,266              $16,338
10/95               $14,780                      $15,476              $16,576
11/95               $15,026                      $15,733              $16,851
12/95               $15,158                      $15,873              $17,012
01/96               $15,202                      $15,919              $17,142
02/96               $15,123                      $15,839              $17,025
03/96               $14,922                      $15,629              $16,087
04/96               $14,862                      $15,568              $16,760
05/96               $14,878                      $15,585              $16,753
06/96               $15,019                      $15,725              $16,936
07/96               $15,161                      $15,886              $17,088
08/96               $15,155                      $15,873              $17,085
09/96               $15,328                      $16,066              $17,324
10/96               $15,467                      $16,214              $17,520
11/96               $15,765                      $16,520              $17,841
12/96               $15,659                      $16,421              $17,766
01/97               $15,693                      $16,459              $17,799
02/97               $15,819                      $16,595              $17,963
03/97               $15,581                      $16,337              $17,724
04/97               $15,709                      $16,474              $17,873
05/97               $15,908                      $16,686              $18,143
06/97               $16,054                      $16,842              $18,337
07/97               $16,544                      $17,369              $18,845
08/97               $16,385                      $17,195              $18,668
09/97               $16,571                      $17,403              $18,890
10/97               $16,667                      $17,497              $19,011
11/97               $16,745                      $17,591              $19,123
12/97               $17,005                      $17,869              $19,402
01/98               $17,182                      $18,048              $19,602
02/98               $17,139                      $18,003              $19,608
03/98               $17,110                      $17,984              $19,626
04/98               $17,009                      $17,868              $19,537
05/98               $17,256                      $18,129              $19,846
06/98               $17,309                      $18,195              $19,923
07/98               $17,348                      $18,237              $19,973
08/98               $17,636                      $18,530              $20,283
09/98               $17,865                      $18,771              $20,536
10/98               $17,809                      $18,713              $20,536
11/98               $17,881                      $18,801              $20,608
12/98               $17,930                      $18,842              $20,672
01/99               $18,169                      $19,093              $20,918
02/99               $18,015                      $18,944              $20,826
03/99               $18,029                      $18,959              $20,855
04/99               $18,078                      $19,012              $20,907
05/99               $17,937                      $18,853              $21,081
06/99               $17,581                      $18,491              $20,777

Oregon Tax-Free Fund                               INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

OREGON TAX-FREE FUND

  The Stagecoach Oregon Tax-Free Fund (the "Fund") seeks to provide investors with a high level of income exempt from federal income tax and Oregon personal income tax. The Fund invests in high-quality Oregon municipal obligations. The Fund has the ability to invest in municipal bonds with a wide range of maturities, allowing for greater investment flexibility within the portfolio, and the potential to maximize income.
  Steve Galiani manages the Oregon Tax-Free Fund, and has 24 years of experience in the securities industry, and has managed the Fund since December 1997. He has been managing mutual fund portfolios since 1981. Mr. Galiani's value-oriented philosophy brings a unique strategy to the Fund.

PERFORMANCE SUMMARY
  The Oregon Tax-Free Fund's Class A share net asset value decreased from $16.82 on June 30, 1998, to $16.10 on June 30, 1999. The Fund's Class A shares distributed $0.75 per share in dividend income and $0.25 in capital gains during the period. Keep in mind that past performance is not predictive of future trends, and distributions will vary based on the Fund's portfolio earnings.
  The Fund's distribution rate for Class A shares was 4.50%. When measured against a comparable taxable investment, the Fund's double tax-free yield was generally higher. For example, an investor would need to earn a yield of 8.02% from a taxable investment to match the Fund's 4.41% tax-free SEC yield, assuming the maximum combined federal and Oregon state personal income tax bracket.

INVESTMENT ADVISOR COMMENTARY                               Oregon Tax-Free Fund
------------------------------------------------------------------------

PORTFOLIO DATA (as of June 30, 1999)
---------------------------------------------------------

PORTFOLIO TURNOVER                                  54%
NUMBER OF HOLDINGS                                  42

FUND CHARACTERISTICS(3)
---------------------------------------------

AVERAGE CREDIT QUALITY                              AA-
WEIGHTED AVERAGE COUPON                             5.23%
ESTIMATED WEIGHTED AVERAGE MATURITY                 18.62 years
ESTIMATED DURATION                                  9.63 years

                                CLASS A     CLASS B     CLASS I
NAV                             16.10       9.86       16.10
DISTRIBUTION RATE               4.50%       3.86%      4.76%
SEC YIELD                       4.41%       3.76%      4.66%
TAXABLE EQUIVALENT YIELD        8.02%       6.84%      8.48%

  The Fund reported a cumulative total return of 1.57% for Class A shares, excluding sales charges, and a 1.62% return for Institutional Class shares for the 12-month period ended June 30, 1999. The Fund generated positive total return during the period, but underperformed its benchmark, the Lehman Brothers Municipal Bond Index return of 2.76%.
  The Fund's underperformance was a result of the longer adjusted duration and average maturity of the Fund's portfolio, which caused the Fund to suffer a greater price decline than that of the Index.

CREDIT QUALITY
(as of June 30, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                    42%
AA                     27%
A                      11%
BBB or below           20%

PORTFOLIO REVIEW
  With 69% of the portfolio invested in bonds rated AA or above, the portfolio's overall credit quality is very high. With a primary focus on seeking opportunities to increase the Fund's current return, five higher-yielding bonds were added to the portfolio, four of which carried coupons of 6.00% or higher. All were carefully researched prior to purchase, and were either lower investment grade rated securities or non-rated bonds of comparable quality.
  During the 12-month period, interest rates rose and municipal bond prices declined. The income from municipal bonds was sufficient to compensate for the

Oregon Tax-Free Fund                               INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

price declines that resulted from the rise in rates, thus generating a modest positive return, as indicated by the Lehman Brothers Municipal Bond Index total return of 2.76%.

STRATEGIC OUTLOOK
  During the period, bonds suffered their second straight monthly loss in June amid strong growth and the Federal Reserve Board's (the "Fed") policy stance. The loss was only the third in the past decade for June, historically the strongest time of the year for the bond market. Prospects for subdued, historically low inflation and a "Y2K"-related slowdown in the economy eliminate two of the main catalysts behind a sustained rise in interest rates. A precautionary shift by investors to safer Treasury securities could open up yield spreads between them and corporate securities. Moreover, interest rates could be pushed lower by the Fed's efforts to counter any associated Y2K issues.
  Later this year, we expect interest rates may decline from current levels. To better position the Fund to benefit from such a change, we made a number of portfolio adjustments from last quarter that resulted in extensions of the portfolio's modified adjusted duration (from 8.94 years to 9.63 years) and average maturity (from 17.15 years to 18.62 years). At June 30, 1999, more than 25 percent of the portfolio consisted of discounted and/or non-callable bonds that have the potential to rally strongly when interest rates are falling. In executing these changes, we were careful to minimize the realization of capital gains that could result in taxable income for shareholders.
  Going forward, we will continue to seek opportunities to improve the Fund's current yield. We will also look for situations that allow the Fund to take advantage of relative value discrepancies in the marketplace.
  Past performance is no guarantee of future results.

1 A portion of the performance for the Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund reflects performance of a class of shares of a predecessor fund. Complete historical information about the Fund can be found in the Fund's prospectus and Statement of Additional Information.

INVESTMENT ADVISOR COMMENTARY                               Oregon Tax-Free Fund
------------------------------------------------------------------------

  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee that such reductions will continue.

  For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes maximum contingent deferred sales charge for the corresponding period.

  The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The index does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
2 The returns for Class B shares of the Oregon Tax-Free Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Oregon Tax-Free Fund Class A and Institutional Class shares for the past 10 years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
3 The formula used to calculate the SEC yield is described in the Fund's
  Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios use a uniform method to obtain yield figures for their non-money market fund advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized from the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

  The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

  A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.04%. Any capital gains distribution may be taxable.
  The average credit rating is compiled from ratings by Standard & Poor's and/or Moody's Investor Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill Inc., and has been licensed. The Fund is not sponsored, endorsed, sold or promoted by these rating agencies, and these agencies make no representation regarding the advisability of investing in the Fund.

Arizona Tax-Free Fund                   PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS - 99.20%
             ARIZONA - 91.69%
$ 1,000,000  Arizona HFA Revenue                                  4.75 %        10/01/30   $     883,750
    170,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10          01/01/03         178,500
    500,000  Chandler AZ Street & Highway User Revenue            6.00          07/01/11         539,825
    110,000  Glendale AZ Improvement District #59                 6.00          01/01/01         112,791
    175,000  Glendale AZ Improvement District #59                 6.00          01/01/02         181,608
    500,000  Maricopa County AZ Hospital Revenue                  5.30          04/01/29         468,800
    500,000  Maricopa County AZ IDA Health Facilities
               Revenue                                            5.00          07/01/16         446,875
    750,000  Maricopa County AZ IDA Health Facilities
               Revenue                                            5.25          11/15/37         711,563
    570,000  Maricopa County AZ IDA Multifamily Housing
               Revenue GNMA Collateralized                        5.50          12/20/37         555,203
    500,000  Maricopa County AZ IDA Multifamily Housing
               Revenue MBIA Insured                               5.15          07/01/29         480,280
    250,000  Maricopa County AZ IDA Multifamily Housing
               Revenue MBIA Insured                               5.30          07/01/28         244,298
    500,000  Maricopa County AZ USD Phoenix Elementary MBIA
               Insured                                            6.00          07/01/08         541,860
  1,000,000  Mesa AZ GO FGIC Insured                              6.50          07/01/09       1,127,496
    500,000  Mohave County AZ IDA Baptist Hospital Revenue
               MBIA Insured                                       5.70          09/01/15         516,255
    750,000  Navajo County AZ PCR Series A                        5.88          08/15/28         758,438
    250,000  Page AZ Municipal Property Revenue                   4.63          07/01/19         225,893
    750,000  Phoenix AZ Civic Improvement Corporation AMT
               Lien                                               5.00          07/01/14         713,438
  1,000,000  Phoenix AZ GO Series A                               6.25          07/01/16       1,107,840
    900,000  Phoenix AZ IDA Hospital Revenue Refunded Series
               B                                                  5.65          12/01/12         942,750
    500,000  Phoenix AZ Referendum Series B                       4.50          07/01/20         438,710
    500,000  Pima County AZ IDA                                   5.20          05/01/31         470,570
    750,000  Pima County AZ IDA                                   5.50          03/01/28         735,323

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                   Arizona Tax-Free Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
$   500,000  Pima County AZ IDA Multifamily Housing Revenue
               Project GNMA Collateralized                        5.13 %        12/20/18   $     477,660
    550,000  Tempe AZ Series A                                    4.00          07/01/18         457,875
    500,000  Tucson AZ Street & Highway Revenue Series C
               FGIC Insured                                       7.00          07/01/11         589,710
    500,000  Tucson AZ Street & Highway Revenue Series C
               FGIC Insured                                       7.00          07/01/12         595,110
    500,000  Yavapai County AZ IDA Revenue                        5.45          06/01/33         495,000
                                                                                           --------------
                                                                                           $  14,997,421

             GUAM - 4.41%
$   700,000  Guam Housing Single Family Mortgage Backed
               Series A                                           5.75 %        09/01/31   $     721,217

             PUERTO RICO - 3.10%
$   500,000  Puerto Rico Public Finance Corporation               5.38 %        06/01/18   $     507,500
                                                                                           --------------
             TOTAL MUNICIPAL BONDS                                                         $  16,226,138
             (Cost $16,509,660)

Arizona Tax-Free Fund                   PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS - 0.16%

     26,123  Stagecoach National Tax-Free Money Market
               Trust+X+
               (Cost $26,123)                                                              $      26,123

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $16,535,783)* (Notes 1 and 3)                      99.36%               $   16,252,261
              Other Assets and Liabilities, Net                         0.64                       105,193
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   16,357,454
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

+X+ THIS STAGECOACH FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A STAGECOACH MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE STAGECOACH MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $      177,708
Gross Unrealized Depreciation         (461,230)
                                --------------
NET UNREALIZED DEPRECIATION     $     (283,522)
                                --------------
                                --------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Housing                                       23%
Education                                      3%
Public Improvements                           24%
Hospital                                      16%
General Obligations                           17%
Health                                        10%
Other                                          7%

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 98.51%
$ 1,000,000  ABAG Finance Authority For Nonprofit
               Corporation                                        5.38 %        02/15/19   $     967,500
  2,000,000  ABAG Finance Authority for Nonprofit
               Corporation CA Stanford University Hospital        5.50          11/01/13       2,120,100
  1,000,000  ABAG Financing Authority for Nonprofit
               Corporations COP                                   5.13          07/01/13         971,250
    675,000  Alameda Corridor Transportation Authority CA
               Revenue Series A                                   5.00          10/01/19         645,921
  1,500,000  Alameda Corridor Transportation Authority CA
               Revenue Series A                                   5.13          10/01/18       1,462,500
  2,000,000  Alameda County CA COP Medical Center Project         5.00          06/01/23       1,890,700
  2,500,000  Anaheim CA PFA Tax Allocation Revenue
               Redevelopment Project Series A MBIA Insured        5.25          02/01/18       2,476,275
  3,620,000  Antioch CA PFA Water Revenue Water Treatment
               Plant Project MBIA Insured                         5.63          07/01/14       3,712,600
  1,330,000  Arcadia CA USD Capital Appreciation Series A
               MBIA Insured (zero coupon)                         4.64 #        09/01/06         958,345
  1,000,000  Baldwin Park CA PFA Revenue San Gabriel River
               Tax Allocation MBIA Insured                        5.00          08/01/21         951,200
  1,000,000  Bellevue CA USD COP MBIA Insured (zero coupon)       5.83 #        09/01/19         846,510
    810,000  Benicia CA USD Series B FGIC Insured                 5.13          08/01/12         813,710
  2,545,000  Bonita CA USD COP MBIA Insured                       5.63          05/01/10       2,661,001
  1,000,000  Brea CA PFA Lease Revenue MBIA Insured               4.75          07/01/18         925,500
  1,485,000  Brea CA PFA Water Revenue FGIC Insured               4.75          07/01/18       1,374,368
  1,300,000  Burbank Glendale Pasadena Airport Authority CA
               Airport Revenue AMBAC Insured                      6.40          06/01/10       1,363,921
  1,250,000  Cabrillo CA Community College District Series A
               FSA Insured                                        4.75          08/01/23       1,128,750

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Calaveras CA USD FSA Insured                         5.13 %        08/01/18   $     975,520
  1,000,000  California Educational Facilities Authority          5.00          09/01/23         951,540
    350,000  California Educational Facilities Authority          6.00          10/01/14         361,507
    820,000  California Educational Facilities Authority
               Revenue Chapman College Refunding Pending          7.30          01/01/02         865,920
  1,000,000  California Educational Facilities Authority
               Revenue Claremont Colleges Pooled Facilities       6.38          05/01/22       1,056,310
  1,000,000  California Educational Facilities Authority
               Revenue Pomona College GO                          5.60          12/01/14       1,025,000
  1,000,000  California Educational Facilities Authority
               Revenue University of San Francisco MBIA
               Insured                                            5.60          10/01/10       1,057,710
  7,500,000  California Educational Facilities Authority
               Revenue California Institute of Technology         4.50          10/01/27       6,487,500
  1,660,000  California Educational Facilities Authority
               Revenue Claremont University Center                5.00          03/01/17       1,559,678
     50,000  California Educational Facilities Authority
               Revenue Pomona College                             6.13          02/15/08          52,664
  1,500,000  California Educational Facilities Authority
               Revenue Pooled College and University Project
               Series C                                           5.13          03/01/15       1,482,900
  1,110,000  California Educational Facilities Authority
               Revenue Refunded Mills College MBIA Insured        5.00          09/01/12       1,102,197
  1,000,000  California Educational Facilities Authority
               Revenue Refunded University of San Diego
               AMBAC Insured                                      4.75          10/01/15         942,400

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 5,000,000  California State DWR Central Valley Project
               Revenue Series J                                   6.00 %        12/01/07   $   5,487,750
  1,830,000  California State DWR Central Valley Project
               Revenue Series L                                   5.75          12/01/13       1,901,956
  1,500,000  California State DWR Central Valley Project
               Revenue Series O                                   5.00          12/01/12       1,489,365
  3,235,000  California State DWR Central Valley Project
               Series O                                           4.75          12/01/17       3,005,315
  1,910,000  California State GO Eagles II Series 6 (zero
               coupon)                                            5.12 #        04/01/10       1,109,901
  3,000,000  California State GO MBIA Insured                     6.00          10/01/10       3,273,090
  1,000,000  California State GO Unlimited                        4.75          09/01/11         977,010
    260,000  California State HFA Home Mortgage Revenue AMT
               Series B Multiple Credit Enhancements              8.00          08/01/29         265,416
    480,000  California State HFA Home Mortgage Revenue AMT
               Series D Multiple Credit Enhancements              7.75          08/01/10         494,621
    215,000  California State HFA Home Mortgage Revenue AMT
               Series G Multiple Credit Enhancements              8.15          08/01/19         216,677
  1,380,000  California State HFA Home Mortgage Revenue
               Series A Multiple Credit Enhancements              7.35          08/01/11       1,431,736
    355,000  California State HFA Home Mortgage Revenue
               Series B Multiple Credit Enhancements              7.25          08/01/10         367,258
     45,000  California State HFA Home Mortgage Revenue
               Series F Multiple Credit Enhancements              7.75          08/01/08          45,286
    140,000  California State HFA Insured Housing Revenue
               AMT Series C MBIA Insured                          7.00          08/01/23         146,059
    500,000  California State HFA Multi-Unit Home Rental
               Mortgage Revenue Series B-II                       6.70          08/01/15         531,565

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   500,000  California State HFA Multi-Unit Home Rental
               Mortgage Revenue Series C-II AMT                   6.85 %        08/01/15   $     526,585
  2,825,000  California State HFA Multi-Unit Rental Housing
               Revenue Series A AMT                               5.50          08/01/15       2,785,196
  1,000,000  California State HFA Single Family Mortgage          4.80          08/01/12         958,950
  1,000,000  California State HFFA Gould Medical Foundation
               Escrowed to Maturity                               7.25          04/01/10       1,039,100
  1,250,000  California State HFFA Gould Medical Foundation
               Escrowed to Maturity                               7.30          04/01/20       1,308,500
  2,000,000  California State HFFA Revenue Catholic
               Healthcare West AMBAC Insured                      5.75          07/01/15       2,092,580
  1,000,000  California State HFFA Revenue Insured Health
               Facilities Valleycare Series State Insured         6.50          05/01/05       1,066,940
  1,500,000  California State HFFA Revenue Kaiser Permanente
               Series A                                           6.25          03/01/21       1,553,280
  2,000,000  California State HFFA Revenue Scripps Memorial
               Hospital MBIA Insured                              6.40          10/01/12       2,147,080
  2,000,000  California State HFFA Revenue Scripps Research
               Institute                                          6.63          07/01/14       2,154,960
  1,750,000  California State HFFA Revenue Small Insured
               Health Facilities Series A                         6.75          03/01/20       1,853,058
  3,500,000  California State HFFA San Diego Hospital
               Association MBIA Insured                           6.20          08/01/12       3,718,295
  1,795,000  California State HFFA Scripps Memorial Hospital
               Series A MBIA Insured                              6.25          10/01/13       1,895,035
  1,000,000  California State Maritime Infrastructure
               Authority Revenue Port of San Diego Project
               AMBAC Insured                                      5.25          11/01/15         992,180
  2,500,000  California State PCFA Pacific Gas & Electric Co
               AMT                                                6.35          06/01/09       2,679,050
  1,445,000  California State PCFA Pacific Gas & Electric Co
               AMT                                                6.63          06/01/09       1,536,714

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  California State PCFA San Diego Gas & Electric
               Co AMT                                             6.80 %        06/01/15   $   1,164,420
  5,000,000  California State Prerefunded                         4.50          12/01/21       4,387,500
  1,000,000  California State Prerefunded                         4.75          09/01/12         974,800
  1,000,000  California State Prerefunded                         5.00          10/01/11         998,750
  2,190,000  California State Prerefunded                         5.75          03/01/15       2,353,527
  1,500,000  California State Public Works Board Lease
               Revenue California State University Project
               Series A                                           5.38          10/01/17       1,506,120
  1,000,000  California State Public Works Board Lease
               Revenue Community Colleges                         6.63          09/01/07       1,073,010
  1,000,000  California State Public Works Board Lease
               Revenue Department of Corrections AMBAC
               Insured                                            5.25          01/01/21         983,550
  3,000,000  California State Public Works Board Lease
               Revenue Department of Corrections AMBAC
               Insured                                            6.40          11/01/10       3,344,340
  4,000,000  California State Public Works Board Lease
               Revenue Department of Corrections Series A         5.40          01/01/09       4,143,720
  2,000,000  California State Public Works Board Lease
               Revenue Department of Corrections Series A
               AMBAC Insured                                      5.50          01/01/15       2,035,480
  5,000,000  California State Universities & Colleges
               Revenue HSG System FGIC Insured                    5.80          11/01/17       5,262,850
    165,000  California State Various Purpose GO                  5.75          03/01/15         172,722
  1,250,000  California State Water Department Reserve
               Center Series U                                    5.13          12/01/15       1,235,388
  3,000,000  California Statewide CDA Internext Group             5.38          04/01/17       2,884,290
  1,500,000  California Statewide CDA Lease Revenue Oakland
               Convention Centers Project AMBAC Insured           5.50          10/01/14       1,521,585
  2,750,000  California Statewide CDA Lease Revenue Oakland
               Convention Centers Project AMBAC Insured           6.00          10/01/10       2,910,078

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.20 %        01/01/11   $   1,009,700
  1,750,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.25          01/01/12       1,775,655
  1,590,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.25          01/01/13       1,608,905
  1,500,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.25          01/01/14       1,513,710
    500,000  California Statewide CDA Revenue COP Health
               Facilities Barton Memorial Hospital LOC -
               Banque Nationale de Paris                          6.40          12/01/05         527,820
  3,310,000  California Statewide CDA Revenue COP Hospital
               Cedars Sinai Medical Center                        6.50          08/01/12       3,617,830
  1,500,000  California Statewide CDA Revenue COP Sutter
               Health Obligated Group AMBAC Insured               6.00          08/15/09       1,585,695
  5,000,000  California Statewide CDA Revenue Sherman Oaks        5.00          08/01/18       4,774,450
  1,935,000  California Statewide CDA Water Revenue Series A      6.00          07/01/10       2,048,991
  2,500,000  Calleguas Las Virgines CA PFA FSA Insured            5.00          11/01/23       2,362,175
  2,980,000  Calleguas Las Virgines CA PFA Las Virgenes
               Municipal Water District FSA Insured               5.00          11/01/17       2,872,064
  1,500,000  Campbell CA USD FGIC Insured                         5.00          08/01/17       1,454,640
  3,100,000  Capistrano CA Unified PFA Special Tax Revenue
               AMBAC Insured                                      5.25          09/01/09       3,208,500
    200,000  Capitol Area Development Authority Sacramento
               CA Lease Revenue Series A MBIA Insured             6.50          04/01/12         214,196

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,840,000  Cathedral City CA PFA Revenue Tax Allocation
               Redevelopment Projects Series A MBIA Insured       5.25 %        08/01/13   $   3,882,893
  1,800,000  Chino Basin CA Regional Financial Authority
               Revenue Municipal Water District Sewer
               Systems Project AMBAC insured                      6.00          08/01/16       1,921,320
  7,500,000  Chino CA Electric Water Facility Authority
               Certificates Series A                              5.20          10/01/15       7,473,675
    400,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/07         421,080
    735,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/08         766,215
    820,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/10         854,391
    570,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/11         591,472
  2,000,000  Coachella CA Water Revenue COP FSA Insured           6.10          03/01/22       2,100,180
  2,500,000  Colton CA PFA Tax Allocation Series A MBIA
               Insured                                            5.00          08/01/18       2,401,650
    270,000  Contra Costa County CA Home Mortgage Revenue
               AMT Escrowed to Maturity                           7.75          05/01/22         343,896
  2,755,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A Escrowed to
               Maturity                                           6.50          03/01/09       2,916,856
  4,000,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A FGIC Insured            5.50          03/01/08       4,149,960
  3,655,000  Contra Costa County CA Water District Revenue
               Series G MBIA Insured                              5.75          10/01/14       3,856,025
  1,045,000  Contra Costa County California PFA Lease
               Revenue Refunded Various Capital Facility
               Series A MBIA Insured                              5.13          08/01/17       1,028,520

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 4,000,000  Corona CA Community Facility District MBIA
               Insured                                            4.70 %        09/01/20   $   3,630,120
  2,000,000  Corona CA Community Facility District Special
               Tax Number 90-1-A MBIA Insured                     4.40          09/01/11       1,880,380
  1,505,000  Corona CA PFA Water Revenue FGIC Insured             4.75          09/01/18       1,392,230
  1,075,000  Cotati CA Facilities Financing Authority Tax
               Allocation Series A                                5.60          09/01/12       1,085,825
  1,250,000  Cucamonga County CA Water District COP
               Refinancing Facilities FGIC Insured                6.30          09/01/12       1,319,363
     15,000  Culver City CA RDFA AMBAC Insured                    6.75          11/01/15          15,416
  1,000,000  Cupertino CA LTFS Partnership Series B               6.25          07/01/10       1,054,380
  2,000,000  Duarte CA Certificates Series A                      5.25          04/01/19       1,875,720
  1,355,000  Duarte CA COP City of Hope National Medical
               Center                                             6.13          04/01/13       1,464,972
  1,500,000  East Bay CA MUD Wastewater Treatment System
               Revenue AMBAC Insured                              6.00          06/01/09       1,584,345
  7,480,000  East Bay CA MUD Wastewater Treatment System
               Revenue FGIC Insured                               5.00          06/01/16       7,254,254
  1,500,000  East Bay CA Regional Park District                   5.00          09/01/20       1,430,175
  2,000,000  East Stockton California Water District COP
               Series A AMBAC Insured                             4.75          04/01/17       1,850,160
  2,785,000  Elk Grove CA USD Special Tax MBIA Insured (zero
               coupon)                                            5.52 #        12/01/15       1,140,235
  5,000,000  Elsinore Valley CA Municipal Water District COP
               Series A FGIC Insured                              5.75          07/01/19       5,215,650
  1,000,000  Elsinore Valley CA Municipal Water District COP
               Series A FGIC Insured                              6.00          07/01/12       1,093,420
  1,215,000  Emeryville CA PFA Lease Revenue Series A             5.00          05/01/18       1,167,518
    500,000  Emeryville CA PFA Revenue Special Assessment
               District Refinancing                               5.75          09/02/14         500,145

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,250,000  Emeryville CA PFA Revenue Special Assessment
               District Refinancing                               5.90 %        09/02/21   $   1,250,350
  2,475,000  Emeryville CA PFA Revenue MBIA Insured               5.00          09/01/19       2,368,625
  2,455,000  Emeryville CA PFA Revenue Unrefunded Balance
               Redevelopment                                      6.35          05/01/10       2,581,973
  1,725,000  Escondido CA PFA Lease Revenue Center for the
               Arts AMBAC Insured                                 5.80          09/01/09       1,836,780
  2,000,000  Escondido CA PFA Lease Revenue Center for the
               Arts AMBAC Insured                                 6.00          09/01/18       2,134,060
  2,000,000  Escondido CA PFA Lease Revenue Escondido Civic
               Center Project Series B AMBAC Insured              6.13          09/01/11       2,153,100
  4,330,000  Escondido CA USD Series A FGIC Insured               5.13          09/01/15       4,279,772
  1,410,000  Fairfield CA PFA CGIC Insured                        5.20          08/01/08       1,444,291
  1,000,000  Folsom Cordova CA USD COP 1998 FSA Insured           5.13          03/01/18         975,790
  3,000,000  Fontana CA USD Convertible Series C FGIC
               Insured                                            6.15          05/01/20       3,222,540
  1,000,000  Foothill CA De Anza Community College Connie
               Lee Insured                                        5.25          09/01/21         983,240
  1,270,000  Fremont CA USD Alameda County Series E FGIC
               Insured                                            5.90          09/01/15       1,391,056
  3,940,000  Fremont CA USD Alameda County Series F MBIA
               Insured                                            5.88          08/01/16       4,322,338
  3,800,000  Fresno CA Conference Center                          5.00          04/01/13       3,754,058
  1,000,000  Fresno CA COP Street Improvement Project             6.63          12/01/11       1,065,800
  2,000,000  Fresno CA Joint Powers Financing Authority
               Street Light Acquisition Project Series A          5.50          08/01/12       2,036,340
  1,000,000  Fresno CA Sewer Revenue Series A MBIA Insured        5.00          09/01/15         974,870
  2,000,000  Fresno CA USD Series A MBIA Insured                  5.70          08/01/15       2,061,320

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,000,000  Fresno CA Water System Revenue FGIC Insured          6.00 %        06/01/16   $   3,247,500
  1,250,000  Fresno County CA Solid Waste Revenue American
               Avenue Landfill Project MBIA Insured               5.75          05/15/14       1,307,825
  1,500,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.50          12/01/09       1,562,895
  1,000,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.50          12/01/11       1,031,330
  1,000,000  Glendale CA USD Series A                             5.75          09/01/17       1,045,650
  1,650,000  Hayward CA COP Civic Center Project MBIA
               Insured                                            5.50          08/01/17       1,671,384
    575,000  Huntington Beach CA PFA Revenue Bond                 6.55          08/01/01         588,771
  2,800,000  Huntington Beach CA PFA Revenue Bond                 7.00          08/01/10       2,924,404
  1,000,000  Indian Wells CA RDFA Tax Allocation Whitewater
               Project MBIA Insured                               6.00          12/01/14       1,058,760
  1,000,000  Indian Wells CA Redevelopment Agency Tax
               Allocation MBIA Insured                            5.38          12/01/15       1,009,130
    500,000  Industry CA Urban Development Agency Project 3       6.60          11/01/02         534,545
    500,000  Industry CA Urban Development Agency Project 3       6.70          11/01/03         534,700
  1,280,000  Industry CA Urban Development Agency Project 3       6.85          11/01/04       1,371,584
    435,000  Inglewood CA Redevelopment Agency Tax
               Allocation Series A AMBAC Insured                  5.25          05/01/17         436,427
  1,350,000  Jackson CA COP Water System Acquisition Project      6.80          09/01/23       1,451,925
    270,000  Jamul-Dulzura CA USD Series C                        6.40          08/01/16         288,209
  2,000,000  Jurupa CA Community Services Special Tax             4.75          09/01/18       1,850,000
  2,000,000  Kern CA High School District MBIA Insured            5.60          08/01/12       2,103,380

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,075,000  La Habra CA COP FSA Insured                          4.80 %        09/01/22   $     975,724
  1,240,000  La Habra CA COP Series B                             4.80          09/01/19       1,151,985
  1,400,000  La Quinta CA Redevelopment Agency Tax
               Allocation                                         5.13          09/01/18       1,365,602
  1,185,000  La Verne CA COP Capital Improvements Projects        5.70          06/01/15       1,193,508
  1,000,000  Lancaster CA School District COP FSA Insured         4.90          04/01/10         992,910
  1,000,000  Lancaster CA School District COP FSA Insured         5.13          04/01/14         995,090
  1,425,000  Long Beach CA Civic Center Project Series A
               MBIA Insured                                       5.00          10/01/17       1,373,515
  3,000,000  Long Beach CA Finance Authority Revenue              6.00          11/01/08       3,285,240
  1,000,000  Long Beach CA Finance Authority Revenue AMBAC
               Insured                                            6.00          11/01/17       1,091,190
  1,000,000  Long Beach CA Water Revenue                          6.13          05/01/19       1,092,610
  2,900,000  Los Angeles CA Airport Revenue Series A FGIC
               Insured                                            5.50          05/15/08       3,034,125
  1,000,000  Los Angeles CA Community College District COP
               Series A FGIC Insured                              5.90          08/15/07       1,058,450
  1,000,000  Los Angeles CA Community College District COP
               Series A FGIC Insured                              6.00          08/15/08       1,057,130
  4,695,000  Los Angeles CA DW&P Electric Plant Revenue           5.70          09/01/11       4,898,904
    200,000  Los Angeles CA DW&P Electric Plant Revenue           6.38          02/01/20         211,262
  2,000,000  Los Angeles CA DW&P Electric Plant Revenue
               Second Issue                                       5.75          08/15/11       2,077,960
  3,000,000  Los Angeles CA DW&P Waterworks Revenue               5.70          04/15/09       3,129,240
  2,775,000  Los Angeles CA Harbor Revenue Series B AMT           6.50          08/01/13       2,968,362
    340,000  Los Angeles CA Municipal Improvement
               Corporation Lease Revenue Central Library
               Project Series A                                   6.30          06/01/16         360,431

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$    60,000  Los Angeles CA SFMR Series A AMT Multiple
               Credit Enhancements                                7.55 %        12/01/23   $      61,762
  5,000,000  Los Angeles CA USD                                   5.00          07/01/21       4,756,650
  2,000,000  Los Angeles CA USD COP Francisco Bravo Medical
               Hospital                                           6.60          06/01/05       2,147,580
  2,800,000  Los Angeles CA USD COP Multiple Properties
               Project Series A FSA Insured                       5.40          10/01/09       2,897,188
  2,200,000  Los Angeles CA USD COP Multiple Properties
               Project Series A FSA Insured                       5.50          10/01/10       2,290,860
  1,950,000  Los Angeles CA USD COP Multiple Properties
               Project Series A FSA Insured                       5.50          10/01/16       1,974,161
  1,200,000  Los Angeles CA USD Series A                          6.00          07/01/13       1,313,112
  1,410,000  Los Angeles CA USD Series B FGIC Insured             5.00          07/01/17       1,359,564
  2,070,000  Los Angeles CA Wastewater System Revenue
               Refunded Series A MBIA Insured                     4.90          12/01/10       2,063,728
  1,000,000  Los Angeles CA Wastewater System Revenue Series
               A MBIA Insured                                     4.75          06/01/18         926,250
  1,300,000  Los Angeles CA Wastewater System Revenue Series
               A MBIA Insured                                     5.70          06/01/13       1,357,148
  1,000,000  Los Angeles CA Wastewater System Revenue Series
               C MBIA Insured                                     5.50          06/01/13       1,028,620
  4,370,000  Los Angeles County CA Metropolitan
               Transportation Authority                           4.75          07/01/16       4,092,855
  1,000,000  Los Angeles County CA Metropolitan
               Transportation Authority                           4.75          07/01/19         923,750
  1,000,000  Los Angeles County CA Metropolitan
               Transportation Authority Revenue Series A          5.00          07/01/09       1,012,470
  1,975,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series A                                           5.50          07/01/13       2,022,025

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,500,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series A AMBAC Insured                             5.50 %        07/01/17   $   2,528,125
    480,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series B FGIC Insured                              6.50          07/01/15         507,110
  2,400,000  Los Angeles County CA Metropolitan
               Transportation Authority Series A AMBAC
               Insured                                            5.00          07/01/12       2,383,392
  1,370,000  Madera CA RDFA Tax Allocation Revenue FGIC
               Insured                                            5.75          09/01/11       1,444,281
  1,000,000  Manteca CA Financing Authority Tax Allocation
               Revenue MBIA Insured                               5.05          10/01/18         966,400
  1,000,000  Marin CA Emergency Radio Authority                   4.75          08/15/18         925,180
  2,000,000  Menlo Park CA CDA Tax Allocation Revenue MBIA
               Insured                                            5.38          06/01/16       2,013,580
    805,000  Merced County CA COP Revenue                         6.00          10/01/12         859,177
  1,000,000  Metropolitan Water District Southern CA Water
               Works Revenue                                      5.75          07/01/13       1,047,130
  2,000,000  Metropolitan Water District Southern CA Water
               Works Revenue MBIA Insured                         5.75          07/01/15       2,085,880
  5,000,000  Metropolitan Water District Southern California
               Waterworks Revenue Series A                        5.00          07/01/16       4,848,850
  2,000,000  Mid Peninsula CA Regional Open Space District
               Promissory Notes                                   7.00          09/01/14       2,209,180
  2,370,000  Midpeninsula Regulation Open Space District
               (zero coupon)                                      5.56 #        09/01/17         875,928
  2,490,000  Midpeninsula Regulation Open Space District
               (zero coupon)                                      5.58 #        09/01/18         867,914
  1,000,000  Modesto CA Irrigation District Financing
               Authority Revenue Refunded Domestic Water
               Project Series D AMBAC Insured                     5.00          09/01/16         969,540

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,780,000  Modesto CA PFA Lease Revenue AMBAC Insured           5.00 %        09/01/16   $   2,695,321
  9,000,000  Modesto CA PFA Lease Revenue Capital
               Improvements and Refinancing Project               5.00          09/01/29       8,440,839
  3,545,000  Monrovia CA Redevelopment Agency Tax Allocation
               Project Area 1B AMBAC Insured                      5.13          05/01/17       3,469,314
  2,835,000  Mountain View CA Shoreline Regional Park
               Community Tax Allocation MBIA Insured              5.50          08/01/13       2,910,780
  1,230,000  National City CA CDA Tax Allocation Downtown
               Redevelopment Project Series B AMT AMBAC
               Insured                                            6.63          08/01/12       1,335,928
  1,405,000  Natomas CA USD FGIC Insured                          5.10          09/01/13       1,403,145
  1,945,000  Natomas CA USD FGIC Insured                          5.20          09/01/14       1,948,968
  2,060,000  Natomas CA USD FGIC Insured                          5.25          09/01/15       2,062,451
  2,000,000  Natomas CA USD FGIC Insured                          5.25          09/01/16       1,995,120
    720,000  Natomas CA USD Series A MBIA Insured                 5.75          09/01/12         759,038
  2,200,000  Nevada County CA Solid Waste Revenue                 6.50          10/01/06       2,346,300
  1,000,000  North City West CA School Facility Authority
               Special Tax Refunded Series B FSA Insured          5.75          09/01/15       1,043,750
    570,000  Northern California Power Agency Multiple
               Capital Facilities Revenue Series A MBIA
               Insured                                            6.50          08/01/12         611,582
    430,000  Northern California Power Agency Multiple
               Capital Facilities Revenue Series A MBIA
               Insured.                                           6.50          08/01/12         467,449
  7,000,000  Northern California Transmission Revenue
               Project A MBIA Insured                             5.50          05/01/14       7,179,760
  1,035,000  Northridge CA Water District AMBAC Insured           5.40          02/01/11       1,056,611
  4,280,000  Northridge CA Water District Revenue AMBAC
               Insured                                            5.25          02/01/14       4,315,652
  1,000,000  Nuview CA USD COP                                    7.25          02/01/16       1,047,940

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,465,000  Oakland CA FGIC Insured                              6.00 %        06/15/12   $   1,546,410
  1,560,000  Olivenhain CA Water District COP FGIC Insured        5.13          06/01/19       1,517,162
  1,500,000  Ontario CA RDFA Revenue Project One MBIA
               Insured                                            6.00          08/01/15       1,599,555
    800,000  Orange County CA Local Transportation Authority
               Sales Tax Revenue First Series Measure M           6.00          02/15/09         868,304
  4,400,000  Orange County CA Local Transportation Authority
               Sales Tax Revenue MBIA Insured                     6.00          02/15/08       4,792,128
  1,000,000  Orange County CA Water District Series A             5.50          08/15/10       1,028,980
  1,250,000  Palm Desert CA Financing Authority Tax
               Allocation MBIA Insured                            5.00          10/01/16       1,211,800
  1,000,000  Palm Springs CA COP Refunded Multiple Capital
               Facilities Project AMBAC Insured                   5.75          04/01/17       1,044,150
  1,000,000  Palmdale CA Water District Revenue COP FGIC
               Insured                                            5.00          10/01/18         960,430
    165,000  Parlier CA Redevelopment Agency Tax Allocation       6.95          08/01/23         175,228
  1,075,000  Parlier CA Redevelopment Agency Tax Allocation
               Series A                                           6.95          08/01/23       1,180,802
  1,795,000  Pinole CA Redevelopment Agency Tax Allocation
               Refunded                                           5.00          08/01/17       1,730,560
  1,000,000  Pittsburgh CA PFA Revenue                            5.25          06/01/17         992,960
  3,285,000  Pittsburgh CA Redevelopment Agency Tax
               Allocation Series A AMBAC Insured                  5.00          08/01/13       3,244,824
  2,200,000  Placer County CA COP Juvenile Detention
               Facility MBIA Insured                              5.00          07/01/18       2,113,738
  3,000,000  Pomona CA PFA Revenue                                5.00          05/01/29       2,810,730
  1,000,000  Port of Oakland CA Special Facilities Revenue
               Series A Industrial Bank of Japan Limited          6.70          01/01/07       1,064,440

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,380,000  Port of Oakland CA Special Facilities Revenue
               Series A Industrial Bank of Japan Limited          6.80 %        01/01/19   $   3,605,142
  4,000,000  Poway CA USD Special Tax Community Facility
               MBIA Insured                                       4.75          10/01/14       3,823,120
  1,000,000  Rancho CA Water District Financing Authority
               Revenue AMBAC Insured                              5.00          08/15/14         982,050
  1,325,000  Redding CA Joint Powers Financing Authority
               Wastewater Revenue Series A FGIC Insured           6.00          12/01/11       1,405,454
  1,100,000  Richmond CA Joint Powers Financing Authority
               Lease and Gas Tax Revenue Series A                 5.25          05/15/13       1,090,001
  2,000,000  Richmond CA RDA Tax Allocation Harbour
               Redevelopment Project Series A                     4.75          07/01/23       1,806,380
  1,500,000  Riverside CA Asset Leasing Revenue Hospital
               Project Series B                                   5.00          06/01/19       1,436,250
  1,000,000  Riverside CA Redevelopment Agency Tax                4.75          08/01/17         929,760
  1,055,000  Riverside CA Sewer Revenue FGIC Insured              5.00          08/01/10       1,061,678
  5,750,000  Riverside County CA Asset Leasing Corp Revenue
               Riverside County Hospital Project A                6.38          06/01/09       6,116,563
  1,045,000  Riverside County CA PFA Special Tax Revenue
               Series A MBIA Insured                              5.25          09/01/10       1,070,080
  1,000,000  Riverside County CA PFA Special Tax Revenue
               Series A MBIA Insured                              5.25          09/01/13       1,011,250
    170,000  Riverside County CA SFMR Project A AMT GNMA
               Collateralized                                     6.85          10/01/16         182,298
  1,000,000  Rocklin CA USD Community Facility District
               Special Tax MBIA Insured                           5.75          09/01/18       1,040,540
  1,000,000  Roseville CA COP AMBAC Insured                       5.25          02/01/17         993,040
  1,335,000  Roseville CA Joint USD Capital Appreciation
               Series A (zero coupon)                             4.79 #        08/01/06         955,633

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Sacramento CA Airport Commission International
               Airport Revenue AMBAC Insured                      6.00 %        07/01/16   $   1,103,720
    800,000  Sacramento CA Airport Revenue Series A FGIC
               Insured-                                           6.00          07/01/12         833,352
  1,200,000  Sacramento CA Airport Revenue Series A FGIC
               Insured.                                           6.00          07/01/12       1,269,924
  1,500,000  Sacramento CA Area Flood Control Authority
               Special Assessment FGIC Insured                    5.38          10/01/15       1,513,395
      5,000  Sacramento CA Financing Authority Revenue
               Prerefunded                                        6.70          11/01/11           5,287
  1,000,000  Sacramento CA Light Rail Transportation Project      6.00          07/01/12       1,039,510
  1,900,000  Sacramento CA Light Rail Transportation Project      6.75          07/01/07       2,011,625
  2,500,000  Sacramento CA MUD Electric Revenue MBIA Insured      6.25          08/15/10       2,769,625
  2,400,000  Sacramento CA MUD Electric Revenue Series E
               MBIA Insured                                       5.70          05/15/12       2,504,760
  1,000,000  Sacramento CA MUD Electric Revenue Series L          5.00          07/01/12         993,080
  7,475,000  Sacramento CA MUD Electric Revenue Series L          5.10          07/01/14       7,419,162
     50,000  Sacramento CA MUD Electric Revenue Series Z
               FGIC Insured                                       6.45          07/01/10          52,777
    200,000  Sacramento CA MUD Revenue Series C FGIC Insured      5.75          11/15/08         210,750
    300,000  Sacramento CA MUD Series C FGIC Insured              5.75          11/15/08         315,000
    115,000  Sacramento CA Redevelopment Agency Tax
               Allocation MBIA Insured                            6.50          11/01/13         120,438
  2,000,000  Sacramento County CA Main Detention Facility
               MBIA Insured                                       5.75          06/01/15       2,086,740
    380,000  San Bernardino County CA West Valley Detention
               Center MBIA Insured                                6.50          11/01/12         409,594

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   200,000  San Bernardino County CA Transportation
               Authority Sales Tax Revenue FGIC Insured           6.00 %        03/01/10   $     213,144
  1,775,000  San Bernardino County CA Transportation
               Authority Series A FSA Insured                     4.88          03/01/10       1,766,107
  4,000,000  San Buenaventura CA COP AMBAC Insured                6.00          01/01/12       4,230,000
  2,700,000  San Diego CA Housing Authority Revenue               5.45          08/20/40       2,611,332
  8,195,000  San Diego CA PFA Sewer Revenue FGIC Insured          5.00          05/15/15       7,991,354
  1,000,000  San Diego CA Public Safety Commission Project
               GO                                                 5.50          04/01/08       1,054,720
  1,000,000  San Diego CA Public Safety Commission Project
               GO                                                 6.50          07/15/07       1,127,180
  2,500,000  San Diego CA USD (zero coupon)                       5.42 #        07/01/16       1,009,375
  1,000,000  San Diego California Public Financing Authority      4.75          05/15/17         930,220
  2,095,000  San Diego County CA CTFS Downtown Courthouse         4.50          05/01/23       1,823,467
  4,500,000  San Diego County CA Regional Transportation
               Community Sales Tax Revenue Series A Escrowed
               to Maturity                                        6.00          04/01/08       4,734,765
  3,950,000  San Elijo Joint Powers Authority San Diego
               County CA Water PCR Facility FGIC Insured          5.38          03/01/13       4,015,017
  2,250,000  San Francisco CA BART Sales Tax Revenue FGIC
               Insured                                            5.50          07/01/15       2,283,660
    700,000  San Francisco CA City & County RDFA Tax
               Allocation Capital (zero coupon)                   4.87 #        08/01/08         452,382
  1,940,000  San Francisco CA City & County Refunded Series
               1 FGIC Insured                                     5.20          06/15/15       1,933,346

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,250,000  San Francisco CA State Building Authority Civic
               Center Complex Series A AMBAC Insured              5.25 %        12/01/21   $   1,228,963
  6,000,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road (zero coupon)                     4.53 #        01/15/05       4,684,620
  1,345,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road (zero coupon)                     4.73 #        01/15/07         945,817
  4,000,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road                                   4.96          01/01/10       4,065,000
  7,500,000  San Jose CA Redevelopment Agency                     4.75          08/01/23       6,744,675
 13,080,000  San Jose CA Redevelopment Agency Tax Allocation      4.75          08/01/30      11,592,281
  1,000,000  San Mateo CA Flood Control District COP Colma
               Creek Flood Control Zone MBIA Insured              5.25          08/01/17         992,940
  1,130,000  San Mateo CA Sewer Revenue FSA Insured               5.50          08/01/14       1,156,092
  2,000,000  San Mateo County CA Joint Powers Authority           4.75          07/15/18       1,850,820
  1,500,000  San Mateo County CA Joint Powers Authority
               Series A FSA Insured                               5.00          07/15/18       1,442,835
  6,000,000  Santa Ana CA Financing Authority Revenue
               Refunded South Harbor Boulevard Series A           5.00          09/01/19       5,742,120
  4,010,000  Santa Clara CA RDFA Tax Allocation Bayshore
               North Project AMBAC Insured                        5.75          07/01/14       4,200,395
  3,000,000  Santa Clara County CA COP Multiple Facilities
               Project AMBAC Insured                              6.00          05/15/12       3,206,250
  1,185,000  Santa Clara County CA District Sales Tax
               Revenue Series A                                   5.25          06/01/17       1,169,915
  1,000,000  Santa Clara County CA Financing Authority Lease
               Revenue Series A AMBAC Insured                     4.85          11/15/10         992,650

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,305,000  Santa Cruz County CA Housing Authority               5.50 %        07/20/40   $   2,226,353
  3,000,000  Santa Fe Springs CA Community Development
               Common Tax Allocation Series A MBIA Insured        5.00          09/01/17       2,891,940
  1,575,000  Santa Fe Springs CA Community Development
               Common Tax Allocation Series A MBIA Insured        5.13          09/01/16       1,549,091
  1,750,000  Santa Maria CA RDFA Town Center West Side
               Parking Facilities FSA Insured                     5.25          06/01/11       1,783,285
  1,195,000  Santa Rosa CA High School District FGIC Insured      5.90          05/01/13       1,273,727
  2,575,000  Santa Rosa CA Wastewater Revenue FGIC insured        4.90          09/01/11       2,548,375
  3,450,000  Santa Rosa CA Wastewater Treatment Plant FGIC
               Insured                                            4.75          09/01/16       3,229,718
  1,000,000  Saratoga CA USD Series A FGIC Insured                5.38          09/01/17       1,065,930
  1,000,000  Shasta CA Joint Powers Financing Authority
               Lease Revenue Courthouse Improvement Project
               MBIA Insured                                       5.00          06/01/18         960,840
  1,000,000  Sonoma Valley CA USD FSA Insured                     6.00          07/15/21       1,052,690
  1,100,000  South County CA Regional Wastewater Authority
               Revenue Capital Improvement FGIC Insured           4.75          08/01/18       1,017,819
  5,720,000  South County CA Regional Wastewater Authority
               Revenue Capital Improvement FGIC Insured           5.75          08/01/10       5,975,507
  1,000,000  Southern CA Public Power Project Revenue             6.75          07/01/11       1,148,270
    530,000  Southern California State SFMR Series A AMT
               GNMA Collateralized                                7.63          10/01/22         542,068
    280,000  Southern California State SFMR Series A AMT
               GNMA Collateralized                                7.63          10/01/23         290,248
    550,000  Southern California State SFMR Series A AMT
               GNMA/FNMA Collateralized                           6.75          09/01/22         570,972

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   555,000  Southern California State SFMR Series A AMT
               GNMA/FNMA Collateralized                           7.35 %        09/01/24   $     573,520
  2,000,000  Stanislaus County CA Capital Improvement
               Program Series A MBIA Insured                      5.25          05/01/14       2,009,980
  1,600,000  Stanislaus County CA COP Capital Improvement
               Project AMBAC Insured                              5.25          05/01/18       1,575,312
  2,720,000  Stanislaus County CA COP Capital Improvement
               Project Series A MBIA Insured                      5.00          05/01/10       2,731,832
     20,000  Stockton CA SFMR Government Agency
               Collateralized                                     7.50          02/01/23          21,731
  5,690,000  Sulphur Springs CA USD Series A MBIA Insured
               (zero coupon)                                      5.26 #        09/01/13       2,729,322
  1,465,000  Sunnyvale CA Elementary School District Series
               A                                                  5.70          09/01/20       1,500,438
  1,000,000  Sunnyvale CA Financing Authority Utilities
               Revenue Solid Waste Materials Series B AMT
               MBIA Insured                                       6.00          10/01/08       1,054,180
  1,000,000  Temecula CA Community Services Recreational
               Center Project                                     7.13          10/01/12       1,080,330
  1,000,000  Temecula Valley CA USD Series D FGIC Insured         6.00          09/01/14       1,056,090
  1,640,000  Temple City CA USD Series A FGIC Insured             5.10          08/01/19       1,599,640
  1,000,000  Three Valleys CA Municipal Water District COP
               FGIC Insured                                       5.00          11/01/14         981,880
  2,000,000  Three Valleys CA Municipal Water District
               Revenue COP FGIC Insured                           5.25          11/01/10       2,049,200
  1,000,000  Torrance CA COP AMBAC Insured                        5.50          04/01/11       1,032,940
  1,900,000  Torrance CA COP AMBAC Insured                        5.50          04/01/12       1,961,104
  2,705,000  Torrance CA COP AMBAC Insured                        5.75          04/01/16       2,840,845
  1,100,000  Travis CA USD COP AMBAC Insured                      5.40          09/01/19       1,099,450
  1,000,000  Truckee-Donner Public Utility District COP
               Water System Improvement Project                   5.50          11/15/16       1,016,240

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,250,000  Twentynine Palms CA Water District COP               7.00 %        08/01/17   $   2,385,383
  1,000,000  Union City CA Community RDFA Tax Allocation
               Revenue Community Redevelopment Project AMBAC
               Insured                                            5.65          10/01/14       1,032,580
  1,645,000  University of California Revenue Housing System
               Series A AMBAC Insured                             5.50          11/01/11       1,695,913
  3,400,000  University of California Revenue Multiple
               Purpose Project C AMBAC Insured                    5.25          09/01/11       3,467,116
  1,000,000  University of California Revenue Multiple
               Purpose Projects AMBAC Insured                     4.75          09/01/15         942,600
  1,000,000  University of California Revenue Refunded
               Multiple Purpose Projects Series E MBIA
               Insured                                            5.13          09/01/20         969,160
  3,200,000  University of California Revenue Seismic Safety
               Project MBIA Insured                               5.50          11/01/10       3,313,088
    990,000  Upland CA HFA Revenue Issue A                        7.85          07/01/20       1,018,334
  1,000,000  Upland CA Redevelopment Agency Tax Allocation        4.85          09/01/23         916,120
  1,000,000  Vacaville CA PFA Tax Allocation Redevelopment
               Project MBIA Insured                               6.35          09/01/22       1,039,140
  3,275,000  Vallejo CA Revenue Water Improvement Project
               FSA Insured                                        5.70          05/01/16       3,406,459
  2,000,000  Ventura CA COP Public Facilities                     5.75          12/01/06       2,127,480
  2,000,000  Ventura CA COP Public Facilities Corporation IV      5.75          12/01/07       2,123,340
  1,305,000  Vista CA Community Redevelopment Project Area B
               Tax Allocation                                     5.10          09/01/18       1,269,047
  1,135,000  Walnut Valley CA USD Series C FGIC Insured           5.75          08/01/15       1,188,515
  1,125,000  West Hollywood CA COP MBIA Insured                   5.10          02/01/17       1,098,034

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999           California Tax-Free Bond Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,170,000  West Sacramento CA Financing Authority Revenue
               Water System Improvement Project FGIC Insured      5.50 %        08/01/15   $   1,190,732
  1,740,000  Westland California Water District                   4.88          03/01/21       1,607,273
  1,200,000  Westminster CA Redevelopment Agency AMT              6.50          08/01/10       1,242,336
  1,000,000  Whittier CA Educational Facilities Revenue
               Whittier College Connie Lee Insured                5.40          12/01/18       1,002,990
  1,000,000  Yolo County CA HFA Mortgage Revenue AMT FHA
               Collateralized                                     7.20          08/01/33       1,067,590
  1,040,000  Yolo County CA Library Special Tax Community
               Facilities                                         6.25          12/01/22       1,106,830
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $ 676,940,253
             (Cost $656,466,465)

California Tax-Free Bond Fund           PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS - 1.02%
  6,993,302  Stagecoach California Tax-Free Money Market Trust+X+                          $   6,993,302
             (Cost $6,993,302)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $663,459,767)* (Notes 1 and 3)                     99.53%               $  683,933,555
              Other Assets and Liabilities, Net                         0.47                     3,214,893
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  687,148,448
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
+X+ THIS STAGECOACH FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A STAGECOACH MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE STAGECOACH MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   25,774,299
Gross Unrealized Depreciation       (5,300,511)
                                --------------
NET UNREALIZED APPRECIATION     $   20,473,788
                                --------------
                                --------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Housing                                        4%
Education                                     17%
Public Improvements                           33%
Hospital                                       5%
Sewer                                          4%
Health                                         1%
Water                                         14%
Airport                                        1%
Sales Tax                                     11%
Other                                         10%

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999         California Tax-Free Income Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 92.07%

$ 1,105,000  California ABAG Finance Authority                    5.00 %        07/01/08   $   1,096,713
  1,100,000  California ABAG Finance Authority For Nonprofit
               Corporation                                        5.00          07/01/07       1,100,000
  2,000,000  California State AMT Veterans Bonds Series B         4.95          12/01/07       2,004,460
  1,000,000  California State Prerefunded                         6.00          05/01/20       1,089,510
  1,250,000  California State Public Works Board Lease
               Revenue                                            5.25          11/01/08       1,289,063
  2,060,000  California Statewide Community Development
               Authority Revenue Connie Lee Insured               5.25          07/01/05       2,136,611
    250,000  Carlsbad CA USD COP Phase III                        6.70          11/01/99         252,680
  2,000,000  Central Valley Finance Authority Revenue MBIA
               Insured                                            5.25          07/01/10       2,052,500
  2,000,000  Contra Costa County CA COP MBIA Insured              5.25          11/01/10       2,050,000
  1,000,000  Contra Costa County CA Tax and Revenue
               Anticipation Notes Series A                        4.00          09/29/00       1,003,980
    685,000  Foster City CA PFA Revenue Community
               Development                                        5.40          09/01/01         702,276
  1,000,000  Industry CA Urban Development Agency FSA
               Insured                                            4.70          05/01/04       1,012,140
  1,000,000  Los Angeles CA Airport Revenue Series A FGIC
               Insured                                            6.00          05/15/05       1,082,500
  2,000,000  Los Angeles CA Department Of Water And Power         6.10          02/01/09       2,099,460
  1,460,000  Los Angeles CA DW&P Revenue Project                  9.00          10/15/03       1,725,881
  2,500,000  Los Angeles CA Harbor Department Revenue AMT
               Series B                                           5.00          08/01/02       2,554,800
  1,300,000  Los Angeles CA Waste Water System Revenue
               Series A MBIA Insured                              8.50          06/01/03       1,493,661
  1,000,000  Los Angeles CA Waste Water System Revenue
               Series D FGIC Insured                              8.70          11/01/03       1,172,140
    500,000  Morgan Hill CA RDFA Tax Allocation Ojo De Agua
               Community Development Project                      5.60          03/01/00         504,155

California Tax-Free Income Fund         PORTFOLIO OF INVESTMENTS - JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,000,000  Northern CA Power Agency Revenue                     6.54 %        08/01/25   $   2,165,000
  1,500,000  Orange County CA Local Transportation Authority      5.50          02/15/08       1,580,625
  2,500,000  Rancho CA Water District Financing Authority
               Revenue                                            4.70          08/15/21       2,515,350
    300,000  Sacramento CA Light Rail Transportation Project      6.30          07/01/00         308,307
    835,000  Sacramento CA Workers Compensation Program           5.75          06/01/03         852,460
    500,000  San Diego CA Transportation Authority COP Bus
               Acquistion Project                                 6.60          12/01/01         510,410
  1,090,000  San Francisco CA City & County International
               Airport Revenue MBIA Insured                       8.00          05/01/05       1,275,867
  1,150,000  San Francisco CA City & County International
               Revenue AMT MBIA Insured                           8.00          05/01/05       1,346,098
    500,000  Santa Monica CA Wastewater Enterprise Revenue
               Hyperion Project                                  12.00          01/01/01         556,690
  1,000,000  South Orange County CA PFA Special Tax Revenue
               Series C FGIC Insured                              5.75          08/15/05       1,072,500
  2,000,000  Southern California Rapid Transit District
               Certificates Participation MBIA Insured            7.50          07/01/05       2,140,820
  1,100,000  Southern California State Public Power
               Authority                                          6.75          07/01/00       1,135,541
  2,000,000  Southern California State Public Power
               Authority Project                                  6.88          07/01/03       2,088,340
  1,000,000  University of California Research Facility
               Series B                                           6.50          09/01/03       1,079,169
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $  45,049,707
             (Cost $45,104,103)

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999         California Tax-Free Income Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS - 9.21%
  4,506,829  Stagecoach California Tax-Free Money Market Trust+X+                          $   4,506,829
             (Cost $4,506,829)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $49,610,932)* (Notes 1 and 3)                     101.28%               $  49,556,536
              Other Assets and Liabilities, Net                        (1.28)                    (625,305 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  48,931,231
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

+X+ THIS STAGECOACH FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A STAGECOACH MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE STAGECOACH MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $      422,742
Gross Unrealized Depreciation         (477,138)
                                --------------
NET UNREALIZED DEPRECIATION     $      (54,396)
                                --------------
                                --------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Housing                                        4%
Education                                      4%
Public Improvements                           16%
Hospital                                       9%
General Obligations                           16%
Sewer                                          1%
Water                                         18%
Airport                                        8%
Sales Tax                                      8%
Other                                         16%

The accompanying notes are an integral part of these financial statements.

National Tax-Free Fund                   PORTFOLIO OF INVESTMENTS- JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS - 101.69%
             ALABAMA - 2.97%
$ 2,000,000  Alabama Public School & College Authority            4.25 %        11/01/18   $   1,680,000

             ALASKA - 0.18%
$   100,000  Valdez AK Marine Term Revenue Pipelines
               Incorporated Series A                              5.85 %        08/01/25   $     100,875

             CALIFORNIA - 3.35%
$    20,000  California State Prefunded                           6.00 %        02/01/01   $      20,614
  1,000,000  California Statewide CDA Internext Group             5.38          04/01/17         961,430
  1,000,000  California Student Education Loan Marketing
               Corporation                                        5.88          01/01/18         913,010
                                                                                           --------------
                                                                                           $   1,895,054

             COLORADO - 3.40%
$ 2,000,000  Colorado Health Facility Authority Revenue           5.75 %        09/15/22   $   1,918,100

             CONNECTICUT - 0.07%
$    40,000  Connecticut State HFA Series B4                      7.30 %        11/15/03   $      41,300

             DISTRICT OF COLUMBIA - 5.43%
$ 3,500,000  Washington DC Convention Center Authority            4.75 %        10/01/28   $   3,066,875

             FLORIDA - 0.21%
$   115,000  Brevard County FL HFA SFMR Refunded Series B
               FSA Insured                                        7.00 %        03/01/13   $     119,888

             GEORGIA - 3.22%
$ 2,000,000  Baldwin County GA Hospital                           5.38 %        12/01/28   $   1,818,000

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                  National Tax-Free Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             IDAHO - 3.98%
$ 1,250,000  Idaho Health Facilities Authority Revenue            5.45 %        07/15/23   $   1,217,188
    995,000  Idaho State HFA SFMR Series C-2 AMT                  6.35          07/01/15       1,031,039
                                                                                           --------------
                                                                                           $   2,248,227

             ILLINOIS - 15.83%
$   200,000  Chicago IL O'Hare International Airport Revenue
               Series A                                           6.75 %        01/01/06   $     221,736
    500,000  Chicago IL O'Hare International Airport Special
               Facilities Revenue AMT LOC - Bayerische
               Landesbank                                         7.13          05/01/18         528,750
  1,435,000  Cook County Illinois Cons School District            9.00          12/01/17       2,037,284
  1,000,000  Illinois Development FHA Revenue Series A FHA
               Insured                                            5.75          07/01/18       1,002,010
  5,000,000  Illinois Development Finance Authority
               Retirement Housing Revenue (zero coupon)           6.35 #        07/15/23       1,112,500
  5,000,000  Illinois Development Finance Authority
               Retirement Housing Revenue (zero coupon)           6.34 #        07/15/25         981,250
  1,000,000  Illinois Development Finance Authority Revenue
               Community Rehabilitation Providers Series A        5.70          07/01/19         977,640
  1,120,000  Illinois Development Finance Authority Revenue
               Community Rehabilitation Providers Series C        5.65          07/01/19       1,063,306
  1,000,000  Illinois HFFA Revenue Edward Hospital Series A       5.75          02/15/09       1,019,590
                                                                                           --------------
                                                                                           $   8,944,066

National Tax-Free Fund                   PORTFOLIO OF INVESTMENTS- JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             IOWA - 3.07%
$ 1,425,000  Iowa State HFA SFMR Series B AMT GNMA/FNMA
               Collateralized                                     6.95 %        07/01/24   $   1,488,185
    235,000  Iowa State HFA SFMR Series B AMT GNMA/FNMA
               Collateralized                                     7.45          07/01/23         246,322
                                                                                           --------------
                                                                                           $   1,734,507

             KENTUCKY - 0.24%
$   130,000  Kentucky State Housing Corporation Revenue FHA
               Insured                                            6.50 %        07/01/17   $     135,677

             LOUISIANA - 4.03%
$ 2,000,000  Louisiana Local Government Environment
               Facilities                                         5.25 %        12/01/18   $   1,949,860
    310,000  Louisiana State PFA Student Loan Revenue AMT
               FSA Insured                                        6.85          01/01/09         324,942
                                                                                           --------------
                                                                                           $   2,274,802

             MARYLAND - 2.58%
$ 1,500,000  Maryland State Economic Development Corporation
               Student Housing Revenue                            5.75 %        06/01/31   $   1,456,875

             MASSACHUSETTS - 3.58%
$ 1,000,000  Massachusetts State HFA Residential Development
               FNMA Collateralized                                6.90 %        11/15/21   $   1,071,350
  1,000,000  Massachusetts State HFA Revenue Carlitas
               Christi Obligation Group A                         5.75          07/01/28         951,410
                                                                                           --------------
                                                                                           $   2,022,760

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                  National Tax-Free Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             MINNESOTA - 1.09%
$   250,000  Minneapolis MN Community Development Agency
               Series 7-A                                         5.50 %        06/01/12   $     252,185
    350,000  Minneapolis-St Paul MN Housing Finance Board
               Revenue SFMR Phase IX AMT GNMA Collateralized      7.30          08/01/31         364,903
                                                                                           --------------
                                                                                           $     617,088

             MONTANA - 1.65%
$ 1,000,000  Lewis & Clark County MT Environmental Revenue        5.60 %        01/01/27   $     933,750

             NEBRASKA - 1.76%
$   990,000  Nebraska Finance Authority Single Family
               Housing Series B GNMA/ FNMA/FHLMC
               Collateralized                                     5.85 %        09/01/28   $     994,950

             NEVADA - 0.90%
$   500,000  Reno NV Hospital Revenue                             5.63 %        05/15/23   $     505,175

             NEW JERSEY - 2.36%
$ 1,250,000  New Jersey State MFHR FHA Collateralized             7.00 %        05/01/30   $   1,335,613

             NEW YORK - 0.47%
$   250,000  New York NY FGIC Series E                            6.00 %        08/01/12   $     266,133

             NORTH CAROLINA - 1.66%
$ 1,000,000  North Carolina Eastern Municipal Power Agency        5.75 %        01/01/26   $     939,330

National Tax-Free Fund                   PORTFOLIO OF INVESTMENTS- JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             OKLAHOMA - 2.09%
$   200,000  Pryor Creek OK Economic Development Authority
               Mortgage Revenue Series A FNMA Collateralized      7.13 %        07/01/21   $     206,056
    490,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.10          06/01/22         511,815
    445,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.55          05/01/23         462,030
                                                                                           --------------
                                                                                           $   1,179,901

             OREGON - 7.72%
$ 2,500,000  Klamath Falls OR Electric Utility Revenue            6.00 %        01/01/25   $   2,436,350
  1,000,000  Oregon State Health Housing Educational &
               Cutural Facilities Authority                       5.25          10/01/16         945,270
  1,000,000  Tri-county Metropolitan Transportation District
               Revenue Series One                                 5.40          06/01/19         982,500
                                                                                           --------------
                                                                                           $   4,364,120

             PENNSYLVANIA - 4.73%
$ 2,250,000  Chester County PA Health & Education Facilities      5.38 %        05/15/27   $   2,123,438
    500,000  Pennsylvania State Higher EDFA Student Loan
               Revenue Series D AMT AMBAC Insured                 7.05          10/01/16         546,875
                                                                                           --------------
                                                                                           $   2,670,313

             TENNESSEE - 1.79%
$ 1,000,000  Shelby County TN Health Educational & Housing
               Facility Series A                                  6.00 %        07/01/28   $   1,011,730

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                  National Tax-Free Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             TEXAS - 5.37%
$   250,000  Decatur TX Indeptness School District                6.13 %        08/01/25   $     266,128
    270,000  El Paso County CO USD                                6.15          12/15/08         296,206
    250,000  El Paso TX GO                                        7.00          08/15/06         283,593
  1,000,000  Gulf Coast Texas Waste Disposal                      5.50          09/01/17         966,350
    125,000  Port Arthur TX MBIA Insured                          8.50          02/15/03         141,874
  2,000,000  Texas Municipal Power Agency Revenue (zero
               coupon)                                            5.56 #        09/01/17         739,180
    325,000  Travis County TX HFC Residential Mortgage
               Revenue Series A GNMA/ FNMA Collateralized         7.00          12/01/11         342,180
                                                                                           --------------
                                                                                           $   3,035,511

             UTAH - 3.47%
$   250,000  Salt Lake City UT RDA Neighborhood Tax Revenue       6.50 %        10/01/01   $     261,585
    500,000  Utah State Board of Regents Student Loan
               Revenue Series F AMT AMBAC Insured                 7.45          11/01/08         527,080
  1,100,000  Utah State Board of Regents Student Loan
               Revenue Series H AMT AMBAC Insured                 6.70          11/01/15       1,164,009
      5,000  Utah State HFA SFMR Series D-2 AMT FHA
               Collateralized                                     6.45          01/01/11           5,220
                                                                                           --------------
                                                                                           $   1,957,894

             VIRGINIA - 3.38%
$ 2,000,000  Pocahontas VA Parkway Associates                     5.50 %        08/15/28   $   1,911,000

             WASHINGTON - 11.11%
$   500,000  Clark County WA Sewer Revenue                        6.00 %        12/01/06   $     539,270
  2,000,000  Grant County WA Public Hospital District             5.15          12/01/23       1,826,359
    100,000  Island County WA USD South Whidbey AMBAC
               Insured                                            6.75          12/01/07         113,296
    100,000  South Columbian Basin WA Irrigation District
               Revenue                                            6.00          12/01/02         105,582

National Tax-Free Fund                   PORTFOLIO OF INVESTMENTS- JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
$ 1,250,000  University of Washington Educational and
               Research Properties Lease Revenue 4225
               Roosevelt Project Series A                         5.38 %        06/01/29   $   1,179,687
  1,100,000  Vancouver WA HFA Revenue                             5.65          03/01/31       1,044,350
  1,420,000  Washington State SFMR Series E AMT GNMA/FNMA
               Collateralized                                     7.10          07/01/22       1,469,316
                                                                                           --------------
                                                                                           $   6,277,860
             TOTAL MUNICIPAL BONDS                                                         $  57,457,374
             (Cost $58,799,561)

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                  National Tax-Free Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS - 1.67%
    944,903  Stagecoach National Tax-Free Money Market Trust+X+                            $     944,903
             (Cost $944,903)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $59,744,464)* (Notes 1 and 3)                     103.36%               $  58,402,277
              Other Assets and Liabilities, Net                        (3.36)                  (1,897,229 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  56,505,048
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
+X+ THIS STAGECOACH FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A STAGECOACH MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE STAGECOACH MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $      671,669
Gross Unrealized Depreciation       (2,013,856)
                                --------------
NET UNREALIZED DEPRECIATION     $   (1,342,187)
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

Oregon Tax-Free Fund                     PORTFOLIO OF INVESTMENTS- JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS - 99.10%
             GUAM - 3.77%
$ 1,500,000  Guam Housing Single Family Mortgage Backed
               Series A                                           5.75 %        09/01/31   $   1,545,465

             OREGON - 91.32%
$ 1,000,000  Benton County OR Hospital Revenue                    5.13 %        10/01/28   $     927,500
  1,100,000  Chemeketa OR Community College District FGIC
               Insured                                            6.00          06/01/06       1,186,064
  1,000,000  Chemeketa OR Community College District Series
               B                                                  5.60          06/01/14       1,042,260
    250,000  Chemeketa OR Community College MBIA Insured          6.50          07/01/07         271,708
    495,000  Clackamas County OR HFFA Jennings Lodge Project
               GNMA FHA Credit Support                            7.50          10/20/31         514,904
  1,000,000  Clackamas County OR HFFA Odd Fellows Home
               Series A                                           5.88          09/15/21         980,970
    300,000  Clackamas County OR HFFA Sisters of Providence
               Series A                                           6.38          10/01/05         318,177
  2,070,000  Columbia County Oregon School District (zero
               coupon)                                            5.44 #        06/01/15         881,758
  1,750,000  Emerald Peoples OR Utility District                  7.35          11/01/07       2,049,460
  1,000,000  Eugene OR Electric Utility Revenue                   5.05          08/01/22         954,120
    845,000  Eugene OR Public Safety Facilities                   6.00          06/01/06         910,597
  1,490,000  Hillsboro OR Hospital Healthcare Facility            5.48          10/01/12       1,510,488
    500,000  Josephine County OR USD FGIC                         5.75          06/01/07         532,315
  1,750,000  Klamath Falls OR Electric Utility Revenue            6.00          01/01/25       1,705,445
  1,000,000  Linn & Benton OR School District GO                  5.35          06/01/08       1,035,240
  1,000,000  Medford OR Hospital Facilities Authority
               Revenue Asante Health Services Series A MBIA
               Insured                                            5.25          08/15/13       1,001,250
  1,500,000  Oregon Health Sciences University Revenue (zero
               coupon)                                            5.48 #        07/01/21         457,500
    750,000  Oregon State Board of Higher Education GO
               Series C                                           5.95          08/01/26         811,890

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                    Oregon Tax-Free Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
$   500,000  Oregon State Department Administrative Services
               COP Series A                                       5.80          05/01/24   $     535,690
    595,000  Oregon State Economic Development Revenue            6.35          08/01/25         614,843
    480,000  Oregon State GO                                      7.25          07/01/07         557,688
    175,000  Oregon State GO                                      9.00          10/01/05         216,416
  1,500,000  Oregon State Health Housing                          6.13          04/15/29       1,413,750
  1,715,000  Oregon State Health Housing Educational &
               Cultural Facilities Cedarwest Housing Project
               Series A                                           4.75          01/01/30       1,691,419
  1,650,000  Oregon State Health Housing Educational &
               Cutural Facilities Authority                       5.25          10/01/16       1,559,696
  3,000,000  Oregon State Housing & Community Services
               Revenue Series B                                   5.45          07/01/29       2,906,250
    750,000  Oregon State Housing & Community Services
               Revenue Series F                                   5.50          07/01/28         732,165
  2,000,000  Oregon State Veterans Welfare Series 77              5.30          10/01/29       1,956,420
  1,000,000  Port St Helens OR Pollution Control Revenue
               Project Portland General Electric Company
               Series A                                           5.25          08/01/14         971,320
    930,000  Portland OR GO Series A                              4.88          06/01/18         873,038
  1,000,000  Portland OR Housing Authority Revenue                5.10          01/01/27         945,000
  1,000,000  South Fork Oregon Water Board Revenue Series B
               FSA Insured                                        6.00          02/01/14       1,069,450
  1,000,000  Washington County OR Housing Authority Revenue       6.13          07/01/29         970,000
    575,000  Washington County OR School District No. 088 J
               Sherwood FSA Insured                               6.10          06/01/12         619,114

Oregon Tax-Free Fund                     PORTFOLIO OF INVESTMENTS- JUNE 30, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
$ 2,000,000  Washington County OR Unified Sewer Agency
               Revenue FGIC Insured                               5.50          10/01/13   $   2,064,600
    550,000  Western Lane OR HFFA Revenue Sisters of St.
               Joseph Peace Services MBIA Insured                 5.63          08/01/07         580,949
                                                                                           --------------
                                                                                           $  37,369,454

             PUERTO RICO - 4.01%
$    40,000  Commonwealth of Puerto Rico Aqueduct & Sewer
               Revenue                                           10.25 %        07/01/09   $      51,981
    295,000  Commonwealth of Puerto Rico MFHR LOC -
               Government Development Bank of Puerto Rico         7.50          04/01/22         304,073
  1,000,000  Commonwealth of Puerto Rico Public Financing
               Corporation Series A                               5.38          06/01/15       1,025,109
    250,000  Commonwealth of Puerto Rico SFMR Series B GNMA
               Insured                                            7.50          10/15/12         259,408
                                                                                           --------------
                                                                                           $   1,640,571
             TOTAL MUNICIPAL BONDS                                                         $  40,555,490
             (Cost $40,711,702)

PORTFOLIO OF INVESTMENTS - JUNE 30, 1999                    Oregon Tax-Free Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                                     VALUE
             SHORT-TERM INSTRUMENTS - 1.90%
    776,179  Stagecoach National Tax-Free Money Market
               Trust+X+                                                                    $     776,179
             (Cost $776,179)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $41,487,881)* (Notes 1 and 3)                     101.00%               $  41,331,669
              Other Assets and Liabilities, Net                        (1.00)                    (409,561 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  40,922,108
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
+X+ THIS STAGECOACH FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A STAGECOACH MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE STAGECOACH MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $      536,094
Gross Unrealized Depreciation         (692,306)
                                --------------
NET UNREALIZED DEPRECIATION     ($     156,212)
                                --------------
                                --------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Housing                                       30%
Education                                     20%
Public Improvements                           11%
Hospital                                      14%
Sewer                                          5%
Health                                         3%
Water                                          3%
Other                                         14%

The accompanying notes are an integral part of these financial statements.

Tax-Free Funds               STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 1999
------------------------------------------------------------------------

                                                 ARIZONA
                                                TAX-FREE
                                                    FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $16,252,261
  Cash                                             4,384
RECEIVABLES:
  Interest                                       315,945
  Fund shares sold                                19,687
  Investment securities sold                           0
Organization expenses, net of
  amortization                                         0
Prepaid expenses                                       0
TOTAL ASSETS                                  16,592,277

LIABILITIES
Payables:
  Investment securities purchased                      0
  Distribution to shareholders                    61,293
  Fund shares redeemed                            68,645
  Due to distributor (Note 2)                      1,596
  Due to adviser (Note 2)                          7,079
  Other                                           96,210
TOTAL LIABILITIES                                234,823
TOTAL NET ASSETS
                                             $16,357,454
NET ASSETS CONSIST OF:
  Paid-in capital                            $16,484,253
  Undistributed net realized gain (loss)
    on investments                               156,723
  Net unrealized appreciation
    (depreciation) of investments               (283,522)
TOTAL NET ASSETS                             $16,357,454

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 5,219,346
Shares outstanding - Class A                     510,687
Net asset value per share - Class A          $     10.22
Maximum offering price per share - Class
  A                                          $     10.70(1)
Net assets - Class B                         $ 1,582,359
Shares outstanding - Class B                     160,500
Net asset value and offering price per
  share - Class B                            $      9.86
Net assets - Class C                                 N/A
Shares outstanding - Class C                         N/A
Net asset value and offering price per
  share - Class C                                    N/A
Net assets - Institutional Class             $ 9,555,749
Shares outstanding - Institutional Class         934,526
Net asset value and offering price per
  share - Institutional Class                $     10.23
INVESTMENT AT COST (NOTE 3)                  $16,535,783
--------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 1999               Tax-Free Funds
------------------------------------------------------------------------

                                               CALIFORNIA       CALIFORNIA         NATIONAL           OREGON
                                                 TAX-FREE         TAX-FREE         TAX-FREE         TAX-FREE
                                                BOND FUND      INCOME FUND             FUND             FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $683,933,555     $ 49,556,536     $ 58,402,277     $ 41,331,669
  Cash                                              4,037            4,575            4,355            4,619
RECEIVABLES:
  Interest                                     10,831,701          794,137          871,889          603,246
  Fund shares sold                              3,394,078          112,409          112,267          293,450
  Investment securities sold                    8,511,226                0                0                0
Organization expenses, net of
  amortization                                          0                0                0            5,511
Prepaid expenses                                   17,043                0            6,599               24
TOTAL ASSETS                                  706,691,640       50,467,657       59,397,387       42,238,519

LIABILITIES
Payables:
  Investment securities purchased              14,558,623        1,003,560        2,441,320          969,990
  Distribution to shareholders                  2,489,443          151,366          223,231          150,314
  Fund shares redeemed                          1,448,547          245,050           12,255           89,275
  Due to distributor (Note 2)                     442,214            1,642           20,918           10,079
  Due to adviser (Note 2)                         375,943           21,124           27,908           17,904
  Other                                           228,422          113,684          166,707           78,849
TOTAL LIABILITIES                              19,543,192        1,536,426        2,892,339        1,316,411
TOTAL NET ASSETS
                                             $687,148,448     $ 48,931,231     $ 56,505,048     $ 40,922,108
NET ASSETS CONSIST OF:
  Paid-in capital                            $664,793,149     $ 48,674,070     $ 57,796,937     $ 41,047,963
  Undistributed net realized gain (loss)
    on investments                              1,881,511          311,557           50,298           30,357
  Net unrealized appreciation
    (depreciation) of investments              20,473,788          (54,396)      (1,342,187)        (156,212)
TOTAL NET ASSETS                             $687,148,448     $ 48,931,231     $ 56,505,048     $ 40,922,108

COMPUTATION OF NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets - Class A                         $461,573,867     $ 41,298,719     $ 35,645,143     $ 24,923,758
Shares outstanding - Class A                   41,945,490        4,035,987        2,316,327        1,547,850
Net asset value per share - Class A          $      11.00     $      10.23     $      15.39     $      16.10
Maximum offering price per share - Class
  A                                          $      11.52(1)  $      10.55(2)  $      16.12(1)  $      16.86(1)
Net assets - Class B                         $129,698,522              N/A     $  4,051,090     $ 10,095,205
Shares outstanding - Class B                   11,563,226              N/A          399,102        1,023,443
Net asset value and offering price per
  share - Class B                            $      11.22              N/A     $      10.15     $       9.86
Net assets - Class C                         $ 22,250,626              N/A     $  8,922,651              N/A
Shares outstanding - Class C                    1,983,446              N/A          878,872              N/A
Net asset value and offering price per
  share - Class C                            $      11.22              N/A     $      10.15              N/A
Net assets - Institutional Class             $ 73,625,433     $  7,632,512     $  7,886,164     $  5,903,145
Shares outstanding - Institutional Class        6,674,441          758,046          512,646          366,692
Net asset value and offering price per
  share - Institutional Class                $      11.03     $      10.07     $      15.38     $      16.10
INVESTMENT AT COST (NOTE 3)                  $663,459,767     $ 49,610,932     $ 59,744,464     $ 41,487,881
------------------------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

Tax-Free Funds        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED JUNE 30, 1999
------------------------------------------------------------------------

                                               ARIZONA
                                              TAX-FREE
                                                  FUND

INVESTMENT INCOME
  Interest                                   $ 897,957
TOTAL INVESTMENT INCOME                        897,957
EXPENSES (NOTE 2)
  Advisory fees                                 86,871
  Administration fees                           14,351
  Custody fees                                   2,971
  Shareholder servicing fees                    43,653
  Portfolio accounting fees                     36,452
  Transfer agency fees                          16,372
  Distribution fees                             12,286
  Organization costs                                 0
  Legal and audit fees                          44,121
  Registration fees                             19,528
  Directors' fees                                1,359
  Shareholder reports                           10,638
  Other                                          3,826
TOTAL EXPENSES                                 292,428
Less:
  Waived fees and reimbursed expenses         (149,443)
Net Expenses                                   142,985
NET INVESTMENT INCOME (LOSS)                   754,972

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                165,623
  Net change in unrealized appreciation
    (depreciation) of investments             (777,937)
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                (612,314)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $ 142,658
------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED JUNE 30, 1999        Tax-Free Funds
------------------------------------------------------------------------

                                               CALIFORNIA      CALIFORNIA        NATIONAL          OREGON
                                                 TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
                                                BOND FUND     INCOME FUND            FUND            FUND

INVESTMENT INCOME
  Interest                                   $ 36,660,551     $ 2,502,985     $ 3,231,284     $ 2,155,674
TOTAL INVESTMENT INCOME                        36,660,551       2,502,985       3,231,284       2,155,674
EXPENSES (NOTE 2)
  Advisory fees                                 3,493,739         274,263         286,151         208,124
  Administration fees                             569,825          45,036          47,231          34,149
  Custody fees                                    120,388          10,397           9,734           7,044
  Shareholder servicing fees                    2,051,792         161,552         144,081         104,600
  Portfolio accounting fees                       202,079          61,815          62,739          53,525
  Transfer agency fees                            919,990          72,185          73,658          53,577
  Distribution fees                               935,632               0          91,289          62,314
  Organization costs                                    0               0               0           2,533
  Legal and audit fees                             44,777          80,838          41,225          58,656
  Registration fees                               157,920           7,142          50,713          18,361
  Directors' fees                                   1,286           2,279           1,622           1,706
  Shareholder reports                              68,486          40,625          17,774          15,000
  Other                                            69,714          30,088           6,978           7,391
TOTAL EXPENSES                                  8,635,628         786,220         833,195         626,980
Less:
  Waived fees and reimbursed expenses          (2,341,215)       (368,597)       (306,980)       (277,197)
Net Expenses                                    6,294,413         417,623         526,215         349,783
NET INVESTMENT INCOME (LOSS)                   30,366,138       2,085,362       2,705,069       1,805,891

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                 2,704,577         622,402         751,491         189,904
  Net change in unrealized appreciation
    (depreciation) of investments             (17,269,155)       (878,441)     (2,867,053)     (1,393,782)
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                              (14,564,578)       (256,039)     (2,115,562)     (1,203,878)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $ 15,801,560     $ 1,829,323     $   589,507     $   602,013
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Tax-Free Funds                               STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                   ARIZONA TAX-FREE FUND
                                             -------------------------------------------
                                                                 FOR THE
                                                                   THREE
                                                 FOR THE          MONTHS         FOR THE
                                              YEAR ENDED           ENDED      YEAR ENDED
                                                JUNE 30,        JUNE 30,       MARCH 31,
                                                    1999            1998            1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $   754,972     $   198,657     $   864,395
Net realized gain (loss) on sale of
  investments                                    165,623         127,076         425,355
Net change in unrealized appreciation
  (depreciation) of investments                 (777,937)       (107,342)        543,222
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    142,658         218,391       1,832,972
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (233,455)        (58,125)       (241,375)
    CLASS B                                      (59,487)        (14,122)        (29,604)
    CLASS C                                          N/A             N/A             N/A
    INSTITUTIONAL CLASS                         (462,030)       (126,410)       (593,416)
  From net realized gain on sale of
    investments
    CLASS A                                      (97,543)              0         (99,458)
    CLASS B                                      (29,680)              0         (21,224)
    CLASS C                                          N/A             N/A             N/A
    INSTITUTIONAL CLASS                         (191,837)              0        (238,712)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            647,835         153,082         473,873
  Reinvestment of dividends - Class A            293,582          46,249         265,218
  Cost of shares redeemed - Class A             (811,959)       (290,952)     (1,192,150)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         129,458         (91,621)       (453,059)
  Proceeds from shares sold - Class B            144,233         268,310       1,453,702
  Reinvestment of dividends - Class B             73,077           9,208          39,432
  Cost of shares redeemed - Class B             (231,481)       (142,881)       (127,727)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                         (14,171)        134,637       1,365,407
  Proceeds from shares sold - Class C                N/A             N/A             N/A
  Reinvestment of dividends - Class C                N/A             N/A             N/A
  Cost of shares redeemed - Class C                  N/A             N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                             N/A             N/A             N/A
  Proceeds from shares sold -
    Institutional Class                        1,304,525         162,455       1,272,595
  Reinvestment of dividends -
    Institutional Class                           16,058           1,396          10,674
  Cost of shares redeemed -
    Institutional Class                       (2,208,523)     (1,206,926)     (4,037,264)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS            (887,940)     (1,043,075)     (2,753,995)
INCREASE (DECREASE) IN NET ASSETS             (1,704,027)       (980,325)     (1,232,464)

NET ASSETS:
  Beginning net assets                        18,061,481      19,041,806      20,274,270
ENDING NET ASSETS                            $16,357,454     $18,061,481     $19,041,806
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                   $         0     $         0     $         0
----------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $275,906,280 FOR CLASS A SHARES, $72,298,980 FOR CLASS B SHARES AND $80,613,090 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE BOND FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                               Tax-Free Funds
------------------------------------------------------------------------

                                                                                                   CALIFORNIA TAX-FREE INCOME
                                                                                                                         FUND
                                                              CALIFORNIA TAX-FREE BOND FUND     -----------------------------
                                             ----------------------------------------------                           FOR THE
                                                                                                                        THREE
                                                  FOR THE      FOR THE SIX          FOR THE                            MONTHS
                                               YEAR ENDED     MONTHS ENDED       YEAR ENDED           FOR THE           ENDED
                                                 JUNE 30,         JUNE 30,     DECEMBER 31,        YEAR ENDED        JUNE 30,
                                                     1999             1998         1997 (1)     JUNE 30, 1999            1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $ 30,366,138     $ 15,466,102     $ 12,378,782     $   2,085,362     $   587,499
 Net realized gain (loss) on sale of
  investments                                   2,704,577        7,346,974        1,877,019           622,402          18,369
 Net change in unrealized appreciation
  (depreciation) of investments               (17,269,155)      (4,290,607)      34,032,101          (878,441)        (42,012)
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  15,801,560       18,522,469       48,287,902         1,829,323         563,856
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                   (21,777,566)     (11,682,363)     (11,799,980)       (1,776,173)       (521,049)
    CLASS B                                    (4,443,330)      (1,761,231)        (141,890)(2)           N/A             N/A
    CLASS C                                      (542,049)        (140,621)        (247,997)              N/A             N/A
    INSTITUTIONAL CLASS                        (3,603,193)      (1,881,887)        (188,915)(2)      (309,189)        (66,450)
  From net realized gain on sale of
    investments
    CLASS A                                    (6,286,449)               0       (1,345,647)         (542,011)              0
    CLASS B                                    (1,503,850)               0                0(2)            N/A             N/A
    CLASS C                                      (163,585)               0          (36,342)              N/A             N/A
    INSTITUTIONAL CLASS                        (1,005,446)               0                0(2)        (97,377)              0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          47,645,429       30,091,476      286,472,490         4,881,920       2,175,218
  Reinvestment of dividends - Class A          19,237,556        6,863,798        6,671,789         2,120,491         464,836
  Cost of shares redeemed - Class A           (89,510,989)     (49,367,498)     (49,748,321)      (19,138,662)     (7,462,370)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      (22,628,004)     (12,412,224)     243,395,958       (12,136,251)     (4,822,316)
  Proceeds from shares sold - Class B          43,726,476       26,245,794       75,031,948(2)            N/A             N/A
  Reinvestment of dividends - Class B           4,875,202        1,294,047            1,436(2)            N/A             N/A
  Cost of shares redeemed - Class B           (14,057,410)      (5,915,208)        (468,649)(2)           N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                       34,544,268       21,624,633       74,564,735(2)            N/A             N/A
  Proceeds from shares sold - Class C          16,190,204        2,905,277        1,299,532               N/A             N/A
  Reinvestment of dividends - Class C             530,761           65,436          133,685               N/A             N/A
  Cost of shares redeemed - Class C            (1,948,559)        (612,517)      (2,250,658)              N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                       14,772,406        2,358,196         (817,441)              N/A             N/A
  Proceeds from shares sold -
    Institutional Class                        14,893,157       11,031,568       80,818,091(2)      1,894,102         875,011
  Reinvestment of dividends -
    Institutional Class                         1,797,154          188,998              611(2)        159,068          18,829
  Cost of shares redeemed -
    Institutional Class                       (23,036,974)     (13,124,832)      (1,090,971)(2)    (1,818,652)       (399,668)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS           (6,346,663)      (1,904,266)      79,727,731(2)        234,518         494,172
INCREASE (DECREASE) IN NET ASSETS              (3,181,901)      12,722,706      431,398,114       (12,797,160)     (4,351,787)

NET ASSETS:
  Beginning net assets                        690,330,349      677,607,643      246,209,529        61,728,391      66,080,178
ENDING NET ASSETS                            $687,148,448     $690,330,349     $677,607,643     $  48,931,231     $61,728,391
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                   $          0     $          0     $          0     $           0     $         0
-----------------------------------------------------------------------------------------------------------------------------


                                                FOR THE
                                             YEAR ENDED
                                              MARCH 31,
                                                   1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)             $   2,700,180
 Net realized gain (loss) on sale of
  investments                                   525,212
 Net change in unrealized appreciation
  (depreciation) of investments                 896,098
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 4,121,490
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                  (2,439,178)
    CLASS B                                         N/A
    CLASS C                                         N/A
    INSTITUTIONAL CLASS                        (261,002)
  From net realized gain on sale of
    investments
    CLASS A                                    (226,771)
    CLASS B                                         N/A
    CLASS C                                         N/A
    INSTITUTIONAL CLASS                         (23,115)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A        19,705,630
  Reinvestment of dividends - Class A         2,375,541
  Cost of shares redeemed - Class A         (31,777,362)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                     (9,696,191)
  Proceeds from shares sold - Class B               N/A
  Reinvestment of dividends - Class B               N/A
  Cost of shares redeemed - Class B                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                            N/A
  Proceeds from shares sold - Class C               N/A
  Reinvestment of dividends - Class C               N/A
  Cost of shares redeemed - Class C                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                            N/A
  Proceeds from shares sold -
    Institutional Class                       1,040,195
  Reinvestment of dividends -
    Institutional Class                          87,332
  Cost of shares redeemed -
    Institutional Class                      (1,230,497)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS           (102,970)
INCREASE (DECREASE) IN NET ASSETS            (8,627,737)
NET ASSETS:
  Beginning net assets                       74,707,915
ENDING NET ASSETS                         $  66,080,178
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                $           0
-----------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $275,906,280 FOR CLASS A SHARES, $72,298,980 FOR CLASS B SHARES AND $80,613,090 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE BOND FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

Tax-Free Funds                               STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                  NATIONAL TAX-FREE FUND
                                             -------------------------------------------
                                                                 FOR THE
                                                                   THREE
                                                 FOR THE          MONTHS         FOR THE
                                              YEAR ENDED           ENDED      YEAR ENDED
                                                JUNE 30,        JUNE 30,       MARCH 31,
                                                    1999            1998        1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $ 2,705,069     $   671,375     $ 1,223,735
 Net realized gain (loss) on sale of
  investments                                    751,491         (63,205)       (633,882)
 Net change in unrealized appreciation
  (depreciation) of investments               (2,867,053)        244,959       1,310,218
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    589,507         853,129       1,900,071
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                   (1,823,895)       (489,020)       (746,374)
    CLASS B                                     (113,579)        (16,592)        (23,330)
    CLASS C                                     (290,886)        (76,695)        (95,551)(2)
    INSTITUTIONAL CLASS                         (476,709)        (89,068)       (358,480)
  From net realized gain on sale of
    investments
    CLASS A                                            0               0         (18,814)
    CLASS B                                            0               0          (3,377)
    CLASS C                                            0               0               0(2)
    INSTITUTIONAL CLASS                                0               0         (30,309)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          3,871,825         243,714      39,883,662
  Reinvestment of dividends - Class A            968,214         242,152         375,942
  Cost of shares redeemed - Class A           (8,691,870)     (2,111,170)     (3,464,028)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      (3,851,831)     (1,625,304)     36,795,576
  Proceeds from shares sold - Class B          2,723,746         592,961       1,173,456
  Reinvestment of dividends - Class B             91,033          10,434          20,658
  Cost of shares redeemed - Class B             (452,529)        (98,879)           (613)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                       2,362,250         504,516       1,193,501
  Proceeds from shares sold - Class C          3,563,453           4,329       8,974,820(2)
  Reinvestment of dividends - Class C            138,205          27,703          28,180(2)
  Cost of shares redeemed - Class C           (1,788,439)       (350,171)       (647,934)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                       1,913,219        (318,139)      8,355,066(2)
  Proceeds from shares sold -
    Institutional Class                        8,566,438         439,548       2,720,368
  Reinvestment of dividends -
    Institutional Class                          160,729          37,915         133,806
  Cost of shares redeemed -
    Institutional Class                       (8,199,931)       (458,684)     (2,912,585)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             527,236          18,779         (58,411)
INCREASE (DECREASE) IN NET ASSETS             (1,164,688)     (1,238,394)     46,909,568

NET ASSETS:
  Beginning net assets                        57,669,736      58,908,130      11,998,562
ENDING NET ASSETS                            $56,505,048     $57,669,736     $58,908,130
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                   $         0     $         0     $         0
----------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $37,681,717 FOR CLASS A SHARES AND $8,939,165 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND MUNICIPAL INCOME FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                               Tax-Free Funds
------------------------------------------------------------------------

                                                                    OREGON TAX-FREE FUND
                                             -------------------------------------------
                                                                 FOR THE
                                                                   THREE
                                                 FOR THE          MONTHS         FOR THE
                                              YEAR ENDED           ENDED      YEAR ENDED
                                                JUNE 30,        JUNE 30,       MARCH 31,
                                                    1999            1998            1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $ 1,805,891     $   429,810     $ 1,729,188
 Net realized gain (loss) on sale of
  investments                                    189,904         100,122         600,687
 Net change in unrealized appreciation
  (depreciation) of investments               (1,393,782)        (61,124)      1,227,645
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    602,013         468,808       3,557,520
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                   (1,197,210)       (303,983)     (1,311,235)
    CLASS B                                     (301,568)        (42,790)        (43,691)
    CLASS C                                          N/A             N/A             N/A
    INSTITUTIONAL CLASS                         (307,113)        (83,037)       (374,262)
  From net realized gain on sale of
    investments
    CLASS A                                     (413,064)              0        (475,455)
    CLASS B                                     (126,475)              0         (29,182)
    CLASS C                                          N/A             N/A             N/A
    INSTITUTIONAL CLASS                         (109,685)              0        (128,424)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          1,368,772         948,349       2,372,220
  Reinvestment of dividends - Class A          1,298,287         218,677       1,381,033
  Cost of shares redeemed - Class A           (4,274,901)     (1,356,107)     (7,505,296)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      (1,607,842)       (189,081)     (3,752,043)
  Proceeds from shares sold - Class B          4,533,417       2,271,463       3,439,482
  Reinvestment of dividends - Class B            351,827          26,167          54,270
  Cost of shares redeemed - Class B             (300,137)       (121,481)         (6,373)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                       4,585,107       2,176,149       3,487,379
  Proceeds from shares sold - Class C                N/A             N/A             N/A
  Reinvestment of dividends - Class C                N/A             N/A             N/A
  Cost of shares redeemed - Class C                  N/A             N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                             N/A             N/A             N/A
  Proceeds from shares sold -
    Institutional Class                          862,300         339,055         895,262
  Reinvestment of dividends -
    Institutional Class                          146,566          23,882         119,243
  Cost of shares redeemed -
    Institutional Class                       (2,145,612)       (688,847)     (1,808,127)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS          (1,136,746)       (325,910)       (793,622)
INCREASE (DECREASE) IN NET ASSETS                (12,583)      1,700,156         136,985

NET ASSETS:
  Beginning net assets                        40,934,691      39,234,535      39,097,550
ENDING NET ASSETS                            $40,922,108     $40,934,691     $39,234,535
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                   $         0     $         0     $         0
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                ARIZONA TAX-FREE
                                                        FUND (1)
                                                         CLASS A
                                          ----------------------
                                                           THREE
                                                          MONTHS
                                          YEAR ENDED       ENDED
                                            JUNE 30,    JUNE 30,
                                                1999    1998 (2)
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $10.79      $10.77
                                          ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.46        0.12
  Net realized and unrealized gain
    (loss) on investments                      (0.38)       0.02
                                          ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                0.08        0.14
LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.46)      (0.12)
  Distributions from net realized gain         (0.19)       0.00
                                          ----------  ----------
TOTAL FROM DISTRIBUTIONS                       (0.65)      (0.12)
                                          ----------  ----------
NET ASSET VALUE, END OF PERIOD                $10.22      $10.79
                                          ----------  ----------
                                          ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                 0.66%       1.27%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)            $5,219      $5,383
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                     0.77%       0.73%
  Ratio of net investment income to
    average net assets                         4.28%       4.31%
Portfolio turnover                               56%         14%
----------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                     1.61%       1.68%
Ratio of net investment income (loss) to
  average net assets prior to waived
  fees and reimbursed expenses                 3.44%       3.36%
----------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                       ARIZONA TAX-FREE FUND (1) (CONT.)
                                                                         CLASS A (CONT.)
                              ----------------------------------------------------------
                                                                        FOUR
                                          SIX MONTHS                  MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,
                                    1998    1997 (3)        1996    1995 (4)        1995
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.44      $10.45      $10.71      $10.68      $10.48
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.46        0.24        0.48        0.17        0.51
  Net realized and
    unrealized gain (loss)
    on investments                  0.53       (0.01)      (0.09)       0.06        0.23
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.99        0.23        0.39        0.23        0.74
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.46)      (0.24)      (0.48)      (0.20)      (0.53)
  Distributions from net
    realized gain                  (0.20)       0.00       (0.17)       0.00       (0.01)
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.66)      (0.24)      (0.65)      (0.20)      (0.54)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.77      $10.44      $10.45      $10.71      $10.68
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     9.67%       2.18%       3.60%     6.55%**       7.35%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $5,467      $5,744      $7,331     $24,622     $24,581
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.64%       0.60%       0.78%       0.45%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.32%       4.54%       4.45%       4.73%       4.89%
Portfolio turnover                  127%         77%         42%         62%         14%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.77%       1.58%       1.46%       1.35%       1.13%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.19%       3.56%       3.77%       3.83%       4.16%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              ARIZONA TAX-FREE FUND (1) (CONT.)
                                                                                        CLASS B
                                                             ----------------------------------
                                                                              THREE
                                                                             MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                               JUNE 30,    JUNE 30,   MARCH 31,
                                                                   1999    1998 (2)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.40      $10.39      $10.07
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.37        0.09        0.37
  Net realized and unrealized gain (loss) on investments          (0.35)       0.01        0.51
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.02        0.10        0.88
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.37)      (0.09)      (0.37)
  Distributions from net realized gain                            (0.19)       0.00       (0.19)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.56)      (0.09)      (0.56)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $9.86      $10.40      $10.39
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    0.00%       1.00%       8.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $1,582      $1,683      $1,546
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.49%       1.45%       1.37%
  Ratio of net investment income to average net assets            3.57%       3.59%       3.49%
Portfolio turnover                                                  56%         14%        127%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    2.95%       2.62%       3.26%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    2.11%       2.42%       1.60%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               ARIZONA TAX-FREE FUND (1) (CONT.)
                                                                                             INSTITUTIONAL CLASS
                                     CLASS B (CONT.)  ----------------------------------------------------------
                              ----------------------                   THREE
                              SIX MONTHS      PERIOD                  MONTHS              SIX MONTHS
                                   ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   SEPT. 30,    JUNE 30,    JUNE 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1997 (3)    1996 (4)        1999    1998 (2)        1998    1997 (3)    1996 (5)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.07      $10.00      $10.79      $10.78      $10.44      $10.44      $10.71
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.11        0.01        0.47        0.12        0.49        0.25        0.49
  Net realized and
    unrealized gain (loss)
    on investments                 (0.00)       0.07       (0.37)       0.01        0.54        0.00       (0.10)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.11        0.08        0.10        0.13        1.03        0.25        0.39
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.11)      (0.01)      (0.47)      (0.12)      (0.49)      (0.25)      (0.49)
  Distributions from net
    realized gain                   0.00        0.00       (0.19)       0.00       (0.20)       0.00       (0.17)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.11)      (0.01)      (0.66)      (0.12)      (0.69)      (0.25)      (0.66)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.07      $10.07      $10.23      $10.79      $10.78      $10.44      $10.44
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     1.90%       0.76%       0.76%       1.19%       9.99%       2.38%       3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $182         $20      $9,556     $10,995     $12,029     $14,349     $15,577
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.30%       1.16%       0.72%       0.68%       0.44%       0.40%       0.48%
  Ratio of net investment
    income to average net
    assets                         3.83%       3.59%       4.33%       4.36%       4.52%       4.73%       4.63%
Portfolio turnover                   77%         42%         56%         14%        127%         77%         42%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.96%       1.81%       1.46%       1.55%       1.55%       1.50%       1.20%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.17%       2.94%       3.59%       3.49%       3.41%       3.63%       3.91%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              CALIFORNIA TAX-FREE BOND FUND (1)
                                                                                        CLASS A
                                                             ----------------------------------
                                                                         SIX MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                               JUNE 30,    JUNE 30,    DEC. 31,
                                                                   1999    1998 (2)        1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $11.38      $11.32      $10.97
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.51        0.26        0.54
  Net realized and unrealized gain (loss) on investments          (0.23)       0.06        0.42
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.28        0.32        0.96
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.51)      (0.26)      (0.54)
  Distributions from net realized gain                            (0.15)       0.00       (0.07)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.66)      (0.26)      (0.61)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $11.00      $11.38      $11.32
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    2.38%       2.86%       9.16%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $461,574    $499,720    $509,844
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.77%       0.75%       0.74%
  Ratio of net investment income to average net assets            4.45%       4.63%       4.84%
Portfolio turnover                                                  17%         15%         12%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.10%       1.11%       0.89%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.12%       4.27%       4.69%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.95571302 FOR CLASS A SHARES AND 1.22415291 FOR CLASS C SHARES)
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO JUNE 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           CALIFORNIA TAX-FREE BOND FUND (1) (CONT.)
                                                                                             CLASS B
                                                 CLASS A (CONT.)  ----------------------------------
                              ----------------------------------              SIX MONTHS      PERIOD
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    JUNE 30,    JUNE 30,    DEC. 31,
                                    1996        1995        1994        1999    1998 (2)    1997 (3)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.34      $10.67      $12.00      $11.60      $11.54      $11.51
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.57        0.63        0.67        0.44        0.23        0.02
  Net realized and
    unrealized gain (loss)
    on investments                 (0.13)       1.08       (1.18)      (0.23)       0.06        0.03
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.44        1.71       (0.51)       0.21        0.29        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.57)      (0.63)      (0.67)      (0.44)      (0.23)      (0.02)
  Distributions from net
    realized gain                  (0.24)      (0.41)      (0.15)      (0.15)       0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.81)      (1.04)      (0.82)      (0.59)      (0.23)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.97      $11.34      $10.67      $11.22      $11.60      $11.54
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     4.03%      16.38%       (4.32)%      1.69%      2.49%       0.45%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $239,703    $268,352    $273,105    $129,699     $99,784     $77,792
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.71%       0.58%       0.50%       1.47%       1.45%       1.44%
  Ratio of net investment
    income to average net
    assets                         5.08%       5.59%       5.87%       3.74%       3.90%       3.95%
Portfolio turnover                   19%         38%          4%         17%         15%         12%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.82%       0.78%       0.95%       1.84%       1.82%       1.76%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.97%       5.39%       5.42%       3.37%       3.53%       3.63%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.95571302 FOR CLASS A SHARES AND 1.22415291 FOR CLASS C SHARES)
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO JUNE 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              CALIFORNIA TAX-FREE BOND FUND (1)
                                                                                        (CONT.)
                                                                                    CLASS C (2)
                                                             ----------------------------------
                                                                         SIX MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                               JUNE 30,    JUNE 30,    DEC. 31,
                                                                   1999    1998 (3)        1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $11.60      $11.54      $11.19
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.44        0.23        0.47
  Net realized and unrealized gain (loss) on investments          (0.23)       0.06        0.42
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.21        0.29        0.89
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.44)      (0.23)      (0.47)
  Distributions from net realized gain                            (0.15)       0.00       (0.07)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.59)      (0.23)      (0.54)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $11.22      $11.60      $11.54
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    1.69%       2.49%       8.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $22,251      $8,249      $5,860
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.47%       1.45%       1.48%
  Ratio of net investment income to average net assets            3.71%       3.90%       4.19%
Portfolio turnover                                                  17%         15%         12%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.81%       1.78%       1.63%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    3.37%       3.57%       4.04%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.95571302 FOR CLASS A SHARES AND 1.22415291 FOR CLASS C SHARES)
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D AND WAS RENAMED AS CLASS C IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO JUNE 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           CALIFORNIA TAX-FREE BOND FUND (1) (CONT.)
                                                                                 INSTITUTIONAL CLASS
                                             CLASS C (2) (CONT.)  ----------------------------------
                              ----------------------------------              SIX MONTHS      PERIOD
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    JUNE 30,    JUNE 30,    DEC. 31,
                                    1996        1995        1994        1999    1998 (3)    1997 (4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.57      $10.88      $12.24      $11.40      $11.35      $11.32
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.49        0.56        0.60        0.52        0.26        0.03
  Net realized and
    unrealized gain (loss)
    on investments                 (0.13)       1.10       (1.20)      (0.22)       0.05        0.03
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.36        1.66       (0.60)       0.30        0.31        0.06
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.49)      (0.56)      (0.60)      (0.52)      (0.26)      (0.03)
  Distributions from net
    realized gain                  (0.25)      (0.41)      (0.16)      (0.15)       0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.74)      (0.97)      (0.76)      (0.67)      (0.26)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $11.19      $11.57      $10.88      $11.03      $11.40      $11.35
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     3.24%      15.58%       (5.00)%      2.46%      2.80%       0.49%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $6,506      $7,063      $7,346     $73,625     $82,577     $84,113
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.46%       1.30%       1.20%       0.72%       0.69%       0.63%
  Ratio of net investment
    income to average net
    assets                         4.33%       4.87%       5.15%       4.50%       4.69%       4.79%
Portfolio turnover                   19%         38%          4%         17%         15%         12%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.59%       1.57%       1.82%       1.01%       0.98%       0.92%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.20%       4.60%       4.53%       4.21%       4.40%       4.50%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.95571302 FOR CLASS A SHARES AND 1.22415291 FOR CLASS C SHARES)
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D AND WAS RENAMED AS CLASS C IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO JUNE 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                CALIFORNIA TAX-FREE INCOME FUND
                                                                                        CLASS A
                                                             ----------------------------------
                                                                              THREE
                                                                             MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                               JUNE 30,    JUNE 30,   MARCH 31,
                                                                   1999    1998 (1)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.44      $10.44      $10.27
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.39        0.10        0.39
  Net realized and unrealized gain (loss) on investments          (0.09)       0.00        0.20
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.30        0.10        0.59
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.39)      (0.10)      (0.39)
  Distributions from net realized gain                            (0.12)       0.00       (0.03)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.51)      (0.10)      (0.42)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $10.23      $10.44      $10.44
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    2.84%       0.93%       5.92%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $41,299     $54,169     $59,011
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.75%       0.75%       0.68%
  Ratio of net investment income to average net assets            3.70%       3.72%       3.78%
Portfolio turnover                                                  68%          2%         88%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.42%       1.44%       1.29%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    3.03%       3.03%       3.17%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         CALIFORNIA TAX-FREE INCOME FUND (CONT.)
                                                             CLASS A (CONT.)                 INSTITUTIONAL CLASS
                              ----------------------------------------------  ----------------------------------
                                                NINE                                           THREE
                              SIX MONTHS      MONTHS                                          MONTHS
                                   ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,    JUNE 30,    JUNE 30,   MARCH 31,
                                1997 (2)    1996 (3)        1995        1994        1999    1998 (1)        1998
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.26      $10.35       $9.84      $10.36      $10.27      $10.27      $10.11
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.19        0.29        0.38        0.40        0.39        0.10        0.39
  Net realized and
    unrealized gain (loss)
    on investments                  0.01       (0.09)       0.51       (0.52)      (0.08)       0.00        0.19
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.20        0.20        0.89       (0.12)       0.31        0.10        0.58
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.19)      (0.29)      (0.38)      (0.40)      (0.39)      (0.10)      (0.39)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00       (0.12)       0.00       (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.19)      (0.29)      (0.38)      (0.40)      (0.51)      (0.10)      (0.42)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.27      $10.26      $10.35       $9.84      $10.07      $10.27      $10.27
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     1.97%       2.01%       9.14%       (1.10)%      2.96%      0.94%       5.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $67,647     $82,359     $77,965     $48,998      $7,633      $7,559      $7,069
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.65%       0.65%       0.16%       0.70%       0.70%       0.62%
  Ratio of net investment
    income to average net
    assets                         3.73%       3.83%       3.70%       4.03%       3.75%       3.77%       3.84%
Portfolio turnover                   14%         48%         31%         33%         68%          2%         88%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.18%       1.14%       1.22%       1.21%       1.30%       1.40%       1.17%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.20%       3.34%       3.13%       2.98%       3.15%       3.07%       3.29%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            CALIFORNIA TAX-FREE
                                                                            INCOME FUND (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                                                        (CONT.)
                                                                         ----------------------
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          MARCH 31,   SEPT. 30,
                                                                           1997 (2)    1996 (5)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.10      $10.06
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.19        0.02
  Net realized and unrealized gain (loss) on investments                       0.01        0.04
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.20        0.06
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.19)      (0.02)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.19)      (0.02)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                               $10.11      $10.10
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                                2.00%       0.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                           $7,061     $10,066
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.60%       0.55%
  Ratio of net investment income to average net assets                        3.73%       3.06%
Portfolio turnover                                                              14%         48%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         1.05%       0.92%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         3.28%       2.69%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      NATIONAL TAX-FREE FUND (1)
                                                                                                         CLASS A
                              ----------------------------------------------------------------------------------
                                               THREE                                            FOUR
                                              MONTHS              SIX MONTHS                  MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                                JUNE 30,    JUNE 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,
                                    1999    1998 (3)        1998    1997 (2)        1996    1995 (4)        1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $15.97      $15.92      $15.17      $15.24      $15.34      $15.28      $14.98
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.76        0.19        0.75        0.37        0.72        0.24        0.68
  Net realized and
    unrealized gain (loss)
    on investments                 (0.58)       0.05        0.81       (0.07)      (0.10)       0.08        0.32
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.18        0.24        1.56        0.30        0.62        0.32        1.00
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.76)      (0.19)      (0.75)      (0.37)      (0.72)      (0.26)      (0.70)
  Distributions from net
    realized gain                   0.00        0.00       (0.06)       0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.76)      (0.19)      (0.81)      (0.37)      (0.72)      (0.26)      (0.70)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $15.39      $15.97      $15.92      $15.17      $15.24      $15.34      $15.28
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     1.03%       1.50%      10.44%       1.95%       4.03%     6.53%**       6.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $35,645     $40,820     $42,316      $4,526      $4,827     $14,305     $14,458
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.81%       0.81%       0.71%       0.35%       0.42%       0.35%       0.35%
  Ratio of net investment
    income to average net
    assets                         4.73%       4.72%       4.69%       4.81%       4.69%       4.65%       4.59%
Portfolio turnover                   90%         30%         78%         86%         73%         86%         23%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.27%       1.37%       1.61%       2.11%       1.42%       1.85%       1.51%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.27%       4.16%       3.79%       3.05%       3.69%       3.15%       3.43%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     NATIONAL TAX-FREE FUND (1)
                                                                                        CLASS B
                                                             ----------------------------------
                                                                              THREE
                                                                             MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                               JUNE 30,    JUNE 30,   MARCH 31,
                                                                   1999    1998 (2)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.54      $10.50      $10.01
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.44        0.11        0.42
  Net realized and unrealized gain (loss) on investments          (0.39)       0.04        0.53
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.15        0.95
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.44)      (0.11)      (0.42)
  Distributions from net realized gain                             0.00        0.00       (0.04)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.44)      (0.11)      (0.46)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $10.15      $10.54      $10.50
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    0.35%       1.41%       9.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $4,051      $1,841      $1,330
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.41%       1.41%       1.26%
  Ratio of net investment income to average net assets            4.12%       4.05%       3.88%
Portfolio turnover                                                  90%         30%         78%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    2.52%       2.71%       5.74%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    3.01%       2.75%       (0.60)%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              NATIONAL TAX-FREE FUND (1) (CONT.)
                                                                                 CLASS C     INSTITUTIONAL CLASS
                                     CLASS B (CONT.)  ----------------------------------  ----------------------
                              ----------------------                   THREE                               THREE
                              SIX MONTHS      PERIOD                  MONTHS      PERIOD                  MONTHS
                                   ENDED       ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,    JUNE 30,    JUNE 30,   MARCH 31,    JUNE 30,    JUNE 30,
                                1997 (3)    1996 (4)        1999    1998 (2)    1998 (5)        1999    1998 (2)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.06      $10.00      $10.54      $10.51      $10.48      $15.97      $15.92
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.06        0.00        0.44        0.11        0.13        0.77        0.19
  Net realized and
    unrealized gain (loss)
    on investments                 (0.05)       0.06       (0.39)       0.03        0.03       (0.59)       0.05
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.01        0.06        0.05        0.14        0.16        0.18        0.24
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.06)       0.00       (0.44)      (0.11)      (0.13)      (0.77)      (0.19)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.06)       0.00       (0.44)      (0.11)      (0.13)      (0.77)      (0.19)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.01      $10.06      $10.15      $10.54      $10.51      $15.38      $15.97
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     0.10%       0.60%       0.35%       1.32%       1.49%       1.02%       1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $119          $0      $8,923      $7,312      $7,608      $7,886      $7,696
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.10%       0.00%       1.41%       1.41%       1.40%       0.76%       0.76%
  Ratio of net investment
    income to average net
    assets                         3.80%       1.83%       4.13%       4.12%       4.09%       4.78%       4.76%
Portfolio turnover                   86%         73%         90%         30%         78%         90%         30%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        13.74%       0.00%       2.00%       2.10%       2.28%       1.33%       1.35%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (8.84)%      1.83%      3.54%       3.43%       3.21%       4.21%       4.17%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     NATIONAL TAX-FREE FUND (1)
                                                                    INSTITUTIONAL CLASS (CONT.)
                                                             ----------------------------------
                                                                         SIX MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                              MARCH 31,   MARCH 31,   SEPT. 30,
                                                                   1998    1997 (4)    1996 (6)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $15.17      $15.24      $15.34
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.76        0.37        0.71
  Net realized and unrealized gain (loss) on investments           0.81       (0.07)      (0.10)
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   1.57        0.30        0.61
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.76)      (0.37)      (0.71)
  Distributions from net realized gain                            (0.06)       0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.82)      (0.37)      (0.71)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $15.92      $15.17      $15.24
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                   10.51%       1.95%       4.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $7,654      $7,354      $7,132
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.42%       0.35%       0.36%
  Ratio of net investment income to average net assets            4.82%       4.82%       4.66%
Portfolio turnover                                                  78%         86%         73%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.92%       2.03%       1.45%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    3.32%       3.14%       3.57%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        OREGON TAX-FREE FUND (2)
                                                                                                         CLASS A
                              ----------------------------------------------------------------------------------
                                               THREE                                            FOUR
                                              MONTHS              SIX MONTHS                  MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                                JUNE 30,    JUNE 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,
                                    1999    1998 (3)        1998    1997 (4)        1996    1995 (5)        1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $16.82      $16.81      $16.29      $16.42      $16.38      $16.47      $16.17
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.75        0.18        0.76        0.37        0.79        0.28        0.82
  Net realized and
    unrealized gain (loss)
    on investments                 (0.47)       0.01        0.81       (0.10)       0.04       (0.08)       0.39
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.28        0.19        1.57        0.27        0.83        0.20        1.21
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.75)      (0.18)      (0.76)      (0.37)      (0.79)      (0.29)      (0.87)
  Distributions from net
    realized gain                  (0.25)       0.00       (0.29)      (0.03)       0.00        0.00       (0.04)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (1.00)      (0.18)      (1.05)      (0.40)      (0.79)      (0.29)      (0.91)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $16.10      $16.82      $16.81      $16.29      $16.42      $16.38      $16.47
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     1.57%       1.16%       9.81%       1.65%       5.03%     3.67%**       7.92%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $24,924     $27,665     $27,837     $30,635     $33,676     $50,077     $52,245
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.67%       0.67%       0.62%       0.60%       0.85%       0.70%       0.70%
  Ratio of net investment
    income to average net
    assets                         4.44%       4.41%       4.54%       4.52%       4.87%       5.01%       5.19%
Portfolio turnover                   54%         24%         82%         90%         27%         57%         15%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.32%       1.29%       1.36%       1.31%       1.15%       1.01%       0.90%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.79%       3.79%       3.80%       3.81%       4.57%       4.70%       4.99%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.

Tax-Free Funds                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               OREGON TAX-FREE FUND (1) (CONT.)
                                                                                        CLASS B
                                                             ----------------------------------
                                                                              THREE
                                                                             MONTHS
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                               JUNE 30,    JUNE 30,   MARCH 31,
                                                                   1999    1998 (2)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.31      $10.30      $10.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.37        0.09        0.39
  Net realized and unrealized gain (loss) on investments          (0.29)       0.01        0.47
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.08        0.10        0.86
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.37)      (0.09)      (0.39)
  Distributions from net realized gain                            (0.16)       0.00       (0.17)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.53)      (0.09)      (0.56)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $9.86      $10.31      $10.30
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    0.63%       0.98%       8.77%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $10,095      $5,956      $3,762
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.51%       1.51%       1.43%
  Ratio of net investment income to average net assets            3.59%       3.48%       3.56%
Portfolio turnover                                                  54%         24%         82%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    2.14%       2.10%       2.39%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    2.96%       2.89%       2.60%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.

FINANCIAL HIGHLIGHTS                                              Tax-Free Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                OREGON TAX-FREE FUND (1) (CONT.)
                                                                                             INSTITUTIONAL CLASS
                                     CLASS B (CONT.)  ----------------------------------------------------------
                              ----------------------                   THREE
                              SIX MONTHS      PERIOD                  MONTHS              SIX MONTHS
                                   ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   SEPT. 30,    JUNE 30,    JUNE 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1997 (3)    1996 (4)        1999    1998 (2)        1998    1997 (3)    1996 (5)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.07      $10.00      $16.82      $16.81      $16.28      $16.42      $16.38
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.17        0.00        0.76        0.19        0.79        0.39        0.72
  Net realized and
    unrealized gain (loss)
    on investments                 (0.05)       0.07       (0.47)       0.01        0.82       (0.11)       0.04
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.12        0.07        0.29        0.20        1.61        0.28        0.76
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.17)       0.00       (0.76)      (0.19)      (0.79)      (0.39)      (0.72)
  Distributions from net
    realized gain                  (0.02)       0.00       (0.25)       0.00       (0.29)      (0.03)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.19)       0.00       (1.01)      (0.19)      (1.08)      (0.42)      (0.72)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.00      $10.07      $16.10      $16.82      $16.81      $16.28      $16.42
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                     1.17%       0.70%       1.62%       1.18%      10.08%       1.69%       5.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $287          $0      $5,903      $7,314      $7,635      $8,175      $8,512
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.30%       0.00%       0.62%       0.62%       0.43%       0.40%       0.63%
  Ratio of net investment
    income to average net
    assets                         3.23%       1.83%       4.49%       4.46%       4.72%       4.72%       4.41%
Portfolio turnover                   90%         27%         54%         24%         82%         90%         27%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.15%       0.00%       1.32%       1.26%       1.27%       1.24%       0.93%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.38%       1.83%       3.79%       3.82%       3.88%       3.88%       4.11%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO JUNE 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-one separate series. These financial statements represent the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each, Fund is a non-diversified series of the Company.
  Effective at the close of business on December 12, 1997, the funds of Overland Express Funds, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996, the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Arizona Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. The California Tax-Free Bond and National Tax-Free Funds offer Class A, Class B, Class C and Institutional Class shares. The California Tax-Free Income Fund offers Class A and Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for

NOTES TO FINANCIAL STATEMENTS                                     Tax-Free Funds
------------------------------------------------------------------------

investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  All securities are valued at the close of each business day. Securities for which the primary market is a nationally recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("Nasdaq") National Market are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 1999. Based on the Oregon Tax Free Fund's tax year end of December 31, 1998, the Fund had the following estimated net capital loss carryforward at June 30, 1999:

                                                YEAR        CAPITAL LOSS
FUND                                           EXPIRES      CARRYFORWARDS
---------------------------------------------------------------------------
Oregon Tax-Free Fund                               2007          17,385

  Any loss carryforward from Pacifica and Overland are included in the Fund's carryforward as shown above. The Company's Board of Directors intends to offset net capital gains with the capital loss carryforward, and no capital gain distribution shall be made until the carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS                                     Tax-Free Funds
------------------------------------------------------------------------

  On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.15% of the Funds' average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  On June 4, 1999, the Company entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest Bank is entitled to a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund and to an additional fixed fee for certain funds. Prior June 4, 1999, WFB performed the above services for the same fees.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible portfolio accounting services for the Funds. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at the following annual rates:

                                                           % OF AVERAGE DAILY NET ASSETS
                                        ------------------------------------------------
                                                                            INSTITUTIONAL
FUND                                     CLASS A     CLASS B     CLASS C    CLASS
----------------------------------------------------------------------------------------
Arizona Tax-Free Fund                         0.14        0.14         N/A          0.06
California Tax-Free Bond Fund                 0.14        0.14        0.14          0.06

California Tax-Free Income Fund               0.14         N/A         N/A          0.06
National Tax-Free Fund                        0.14        0.14        0.14          0.06

Oregon Tax-Free Fund                          0.14        0.14         N/A          0.06

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The transfer agency fees paid on behalf of the Funds for the year ended June 30, 1999 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Arizona Tax-Free Fund         $   7,635  $   2,337        N/A  $      6,400
California Tax-Free Bond
  Fund                          685,327    166,233  $  20,365        48,065

California Tax-Free Income
  Fund                           67,242        N/A        N/A         4,943
National Tax-Free Fund           53,965      3,852      9,857         5,984

Oregon Tax-Free Fund             37,740     11,731        N/A         4,106

  The Company entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at the following annual rates:

                                                           % OF AVERAGE DAILY NET ASSETS
                                        ------------------------------------------------
                                                                            INSTITUTIONAL
FUND                                     CLASS A     CLASS B     CLASS C    CLASS
----------------------------------------------------------------------------------------
Arizona Tax-Free Fund                         0.25        0.25         N/A          0.25
California Tax-Free Bond Fund                 0.30        0.30        0.25          0.25

California Tax-Free Income Fund               0.30         N/A         N/A          0.25
National Tax-Free Fund                        0.25        0.25        0.25          0.25

Oregon Tax-Free Fund                          0.25        0.25         N/A          0.25

  The shareholder servicing fees paid on behalf of the Funds for the year ended June 30, 1999 were as follows:

                                                                  INSTITUTIONAL
FUND                               CLASS A    CLASS B    CLASS C  CLASS
------------------------------------------------------------------------------
Arizona Tax-Free Fund           $   13,378  $   4,095        N/A  $     26,180
California Tax-Free Bond Fund    1,461,806    354,479  $  36,171       199,336

California Tax-Free Income
  Fund                             141,367        N/A        N/A        20,185
National Tax-Free Fund              95,264      6,794     17,396        24,627

Oregon Tax-Free Fund                66,854     20,771        N/A        16,975

  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB acts as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS                                     Tax-Free Funds
------------------------------------------------------------------------

  The Company adopted separate Distribution Plans for the Class A, Class B, and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds provides that each such Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for Class A shares of the California Tax-Free Income and California Tax-Free Bond Funds provides that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the California Tax-Free Income's Class A shares and up to the greater of $100,000 or 0.05% of the California Tax-Free Bond's Class A shares.
  The Plan for the Class B shares of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds provides that each such Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.75% of the average daily net assets attributable to the Class B shares. The Plan for Class B shares of California Tax-Free Bond Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.70% of the average daily net assets attributable to the Class B shares.
  The Plan for Class C shares of the California Tax-Free Bond and National Tax-Free Funds provides that the Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.75% of the average daily net assets attributable to the Class C shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  The distribution fees paid on behalf of the Funds for the year ended June 30, 1999 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Arizona Tax-Free Fund                       $       0  $  12,286        N/A
California Tax-Free Bond Fund                       0    827,118  $ 108,514

California Tax-Free Income Fund                     0        N/A        N/A
National Tax-Free Fund                         18,717     20,383     52,189

Oregon Tax-Free Fund                                0     62,314        N/A

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the year ended June 30, 1999 were as follows:

                                                               INSTITUTIONAL
FUND                            CLASS A    CLASS B    CLASS C  CLASS
---------------------------------------------------------------------------
Arizona Tax-Free Fund         $   5,355  $  11,613        N/A  $      2,560
California Tax-Free Bond
  Fund                           45,875     68,603  $   3,420        40,022

California Tax-Free Income
  Fund                            4,108        N/A        N/A         3,034
National Tax-Free Fund            7,650     16,319      3,956        22,788

Oregon Tax-Free Fund              4,753      7,901        N/A         5,707

WAIVED FEES AND REIMBURSED EXPENSES
  The following amounts of fees and expenses were waived or reimbursed for the year ended June 30, 1999:

                                     EXPENSES REIMBURSED BY    FEES WAIVED
FUND                                               STEPHENS         BY WFB
--------------------------------------------------------------------------
Arizona Tax-Free Fund                      $   4,600          $   144,843
California Tax-Free Bond Fund                      0            2,341,215

California Tax-Free Income Fund                1,043              367,554
National Tax-Free Fund                             0              306,980

Oregon Tax-Free Fund                               0              277,197

  Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of June 30, 1999, Stephens owned 8 shares of the Arizona Tax-Free Fund, 9,514 shares of the California Tax-Free Bond Fund, 12,914 shares of the California Tax-Free Income Fund, 10,736 shares of the National Tax-Free Fund and 6 shares of the Oregon Tax-Free Fund.
  Stephens has retained $3,214,365 as sales charges from the proceeds of Class A shares sold, $3,082,002 as proceeds from Class B shares redeemed by the Company and $91,663 as proceeds from Class C shares redeemed by the Company for the year ended June 30, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,732,550 as sales charges from the proceeds of Class A shares sold, $551,942 as proceeds from Class B shares redeemed by the Company and $0 as proceeds from Class C shares redeemed by the Company for the year ended June 30, 1999.

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended June 30, 1999 were as follows:

NOTES TO FINANCIAL STATEMENTS                                     Tax-Free Funds
------------------------------------------------------------------------

AGGREGATE PURCHASES AND SALES

                                               PURCHASES AT         SALES
FUND                                                   COST      PROCEEDS
-------------------------------------------------------------------------
Arizona Tax-Free Fund                          $  9,622,787  $ 10,438,401
California Tax-Free Bond Fund                   125,794,842   113,494,845

California Tax-Free Income Fund                  36,645,920    47,975,236
National Tax-Free Fund                           55,598,648    51,242,599

Oregon Tax-Free Fund                             23,339,064    22,287,220

4. CAPITAL SHARE TRANSACTIONS
  As of June 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of June 30, 1999, each Fund was authorized to issue 500 million shares of $0.001 par value capital stock for each class of shares.
  Capital share transactions for the Funds were as follows:

                                                      ARIZONA TAX-FREE FUND
                                       ------------------------------------
                                                      FOR THE
                                         FOR THE        THREE
                                            YEAR       MONTHS       FOR THE
                                           ENDED        ENDED    YEAR ENDED
                                        JUNE 30,     JUNE 30,     MARCH 31,
                                            1999         1998          1998
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                  60,592       14,261        43,843
  Shares issued in reinvestment of
    dividends -- Class A                  27,319        4,309        24,687
  Shares redeemed -- Class A             (76,307)     (27,105)     (110,898)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                  11,604       (8,535)      (42,368)
  Shares sold -- Class B                  14,067       25,915       139,190
  Shares issued in reinvestment of
    dividends -- Class B                   7,044          889         3,792
  Shares redeemed -- Class B             (22,372)     (13,840)      (12,211)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                  (1,261)      12,964       130,771
  Shares sold -- Institutional Class     121,329       15,084       116,767
  Shares issued in reinvestment of
    dividends -- Institutional Class       1,497          130           991
  Shares redeemed -- Institutional
    Class                               (207,137)    (112,704)     (375,960)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS     (84,311)     (97,490)     (258,202)

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                        CALIFORNIA TAX-FREE BOND FUND
                                            -----------------------------------------
                                                FOR THE       FOR THE         FOR THE
                                             YEAR ENDED    SIX MONTHS      YEAR ENDED
                                               JUNE 30,      JUNE 30,    DECEMBER 31,
                                                   1999          1998        1997 (1)
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                      4,192,958     2,646,915      27,081,868
  Shares issued in reinvestment of
    dividends -- Class A                      1,682,888       604,957         601,099
  Shares redeemed -- Class A                 (7,857,450)   (4,347,657)     (4,493,270)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                     (1,981,604)   (1,095,785)     23,189,697
  Shares sold -- Class B(2)                   3,748,414     2,264,459       6,780,297
  Shares issued in reinvestment of
    dividends -- Class B(2)                     418,683       111,908             125
  Shares redeemed -- Class B(2)              (1,209,247)     (510,735)        (40,678)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B(2)                   2,957,850     1,865,632       6,739,744
  Shares sold -- Class C                      1,394,343       250,882         114,726
  Shares issued in reinvestment of
    dividends -- Class C                         45,685         5,659          11,817
  Shares redeemed -- Class C                   (167,903)      (52,825)       (200,314)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS C                      1,272,125       203,716         (73,771)
  Shares sold -- Institutional Class(2)       1,297,153       968,464       7,506,033
  Shares issued in reinvestment of
    dividends -- Institutional Class(2)         156,818        16,617              54
  Shares redeemed -- Institutional
    Class(2)                                 (2,020,715)   (1,153,845)        (96,138)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS(2)        (566,744)     (168,764)      7,409,949

(1) "SHARES SOLD" INCLUDES 26,130,006 FOR CLASS A SHARES, 6,543,148 FOR CLASS B SHARES AND 7,487,949 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE BOND FUND.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

NOTES TO FINANCIAL STATEMENTS                                     Tax-Free Funds
------------------------------------------------------------------------

                                                      CALIFORNIA TAX-FREE INCOME FUND
                                            -----------------------------------------
                                                              FOR THE
                                                FOR THE         THREE
                                             YEAR ENDED  MONTHS ENDED         FOR THE
                                               JUNE 30,      JUNE 30,      YEAR ENDED
                                                   1999          1998  MARCH 31, 1998
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                        464,420       208,631       1,890,485
  Shares issued in reinvestment of
    dividends -- Class A                        201,790        44,610         228,242
  Shares redeemed -- Class A                 (1,820,898)     (715,645)     (3,052,403)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                     (1,154,688)     (462,404)       (933,676)
  Shares sold -- Institutional Class            183,590        85,189         101,348
  Shares issued in reinvestment of
    dividends -- Institutional Class             15,379         1,837           8,519
  Shares redeemed -- Institutional Class       (177,118)      (39,041)       (120,343)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS             21,851        47,985         (10,476)

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                               NATIONAL TAX-FREE FUND
                                            -----------------------------------------
                                                              FOR THE
                                                FOR THE         THREE         FOR THE
                                             YEAR ENDED  MONTHS ENDED      YEAR ENDED
                                               JUNE 30,      JUNE 30,       MARCH 31,
                                                   1999          1998        1998 (1)
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                        242,041        15,392       2,553,367
  Shares issued in reinvestment of
    dividends -- Class A                         60,522        15,229          23,740
  Shares redeemed -- Class A                   (541,662)     (132,609)       (218,009)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                       (239,099)     (101,988)      2,359,098
  Shares sold -- Class B                        258,830        56,596         112,758
  Shares issued in reinvestment of
    dividends -- Class B                          8,649           995           1,979
  Shares redeemed -- Class B                    (43,134)       (9,437)            (59)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                        224,345        48,154         114,678
  Shares sold -- Class C(2)                     341,053           412         782,874
  Shares issued in reinvestment of
    dividends -- Class C(2)                      13,146         2,640           2,672
  Shares redeemed -- Class C(2)                (169,046)      (33,407)        (61,472)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS C(2)                     185,153       (30,355)        724,074
  Shares sold -- Institutional Class            534,090        27,553         172,762
  Shares issued in reinvestment of
    dividends -- Institutional Class             10,051         2,385           8,516
  Shares redeemed -- Institutional Class       (513,465)      (28,822)       (185,287)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS             30,676         1,116          (4,009)

(1) "SHARES SOLD" INCLUDES 2,415,150 FOR CLASS A SHARES AND 779,496 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND MUNICIPAL INCOME FUND.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

NOTES TO FINANCIAL STATEMENTS                                     Tax-Free Funds
------------------------------------------------------------------------

                                                                 OREGON TAX-FREE FUND
                                            -----------------------------------------
                                                              FOR THE
                                                FOR THE         THREE
                                             YEAR ENDED  MONTHS ENDED         FOR THE
                                               JUNE 30,      JUNE 30,      YEAR ENDED
                                                   1999          1998  MARCH 31, 1998
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                         81,285        56,463         140,558
  Shares issued in reinvestment of
    dividends -- Class A                         77,202        13,045          82,429
  Shares redeemed -- Class A                   (254,935)      (80,855)       (448,209)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                        (96,448)      (11,347)       (225,222)
  Shares sold -- Class B                        440,990       221,819         331,842
  Shares issued in reinvestment of
    dividends -- Class B                         34,192         2,548           5,330
  Shares redeemed -- Class B                    (29,617)      (11,758)           (615)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                       (445,565)      212,609         336,557
  Shares sold -- Institutional Class             51,084        20,167          53,185
  Shares issued in reinvestment of
    dividends -- Institutional Class              8,705         1,426           7,122
  Shares redeemed -- Institutional Class       (127,946)      (40,976)       (108,163)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS            (68,157)      (19,383)        (47,856)

5. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Company's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.
  On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A monthly per fund fee of $5,000 and an additional monthly fee for each additional Class of any Fund above one of $1,000 is charged to the Fund. In addition to the per fund fees, a basis point fee of 0.0025% of the average annual daily net assets of each Fund is

Tax-Free Funds                                     NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

also charged to each Fund. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Fund Accounting Agreement.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions for each Fund. WFB will continue to provide sub-transfer agency services to the Funds.

INDEPENDENT AUDITORS' REPORT                                      Tax-Free Funds
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:
  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Arizona Tax-Free Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, National Tax-Free Fund, and Oregon Tax-Free Fund (five of the funds comprising Stagecoach Funds, Inc.) as of June 30, 1999, and the related statements of operations for the year ended June 30, 1999, the statements of changes in net assets for the year ended June 30, 1999, the three months ended June 30, 1998, and the year ended March 31, 1998, for all funds except the California Tax-Free Bond Fund which is for the year ended June 30, 1999, the six months ended June 30, 1998, and the year ended December 31, 1997, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of June 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

San Francisco, California
July 26, 1999

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
CTF               --   Common Trust Fund
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLB              --   Federal Home Loan Bank
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LLC               --   Limited Liability Corporation
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
MTN               --   Medium Term Note
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PLC               --   Private Placement
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

  Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                  SC TF AR (8/99)